Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) (hereafter collectively referred to as the “Pooled Separate Accounts”) as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, and (2) statements of assets and liabilities of each of the variable investment options of Separate Account No. 66 indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, and (2) the financial position of each of the variable investment options of Separate Account No. 66 as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 RETIREMENT 2020(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY (1)
1290 RETIREMENT 2025(1)	EQ/JANUS ENTERPRISE(1)
1290 RETIREMENT 2030(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 RETIREMENT 2035(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 RETIREMENT 2040(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 RETIREMENT 2045(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 RETIREMENT 2050(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 RETIREMENT 2055(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT EQUITY INCOME(1)	EQ/MID CAP INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MODERATE ALLOCATION(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS IS 2025 TARGET DATE FUND(2)	EQ/MONEY MARKET(1)
AMERICAN FUNDS IS 2035 TARGET DATE FUND(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS IS 2055 TARGET DATE FUND(2)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS IS 2060 TARGET DATE FUND(2)	EQ/QUALITY BOND PLUS(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/VALUE EQUITY(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/CAPITAL GROUP RESEARCH(1)	MULTIMANAGER CORE BOND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/CONSERVATIVE ALLOCATION(1)	TARGET 2015 ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	TARGET 2025 ALLOCATION(1)
EQ/CORE PLUS BOND(1)	TARGET 2035 ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	TARGET 2045 ALLOCATION(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	TARGET 2055 ALLOCATION(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO(1)

(1)  Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2)  Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the period ended October 18, 2024 (commencement of operations) through December 31, 2024

FSA-1

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodians, the application of alternative auditing procedures where securities purchased had not been received, or the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of Separate Account No. 10 (Pooled) since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) since 1993. We have served as the auditor of one or more of the variable investment options of Separate Account No. 66 since 1997.

FSA-2

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $7,791,199)		$9,351,416
Long-term debt securities — at fair value (amortized cost: $6,848,747)		6,461,726
Short-term debt securities — at fair value (amortized cost: $677,352)		677,352
Cash		177,765
Foreign cash (cost: $13,207)		12,974
Interest and dividends receivable		56,085
Fees receivable from contractowners		4,698
Receivable from investment securities sold		26

Total assets		16,742,042

Liabilities:
Payable for investments securities sold		895,545
Asset management fee payable		11,049
Accrued custody and bank fees		8,713
Due to Equitable Financial’s General Account		42,432
Accrued Expenses		6,577

Total liabilities		964,316

Net Assets Attributable to Contractowners or in Accumulation		$15,777,726

	Units Outstanding	Unit Values
Institutional*	0.03	$65,147.21
RIA	1,993	558.76
MRP	108,497	133.65
EPP	280	599.14

The accompanying notes are an integral part of these financial statements.

*	Units outstanding shown unrounded due to fractional unit value.

FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $10,923)	$160,322
Interest	283,236

Total investment income	443,558

Expenses (Note 6):
Investment management fees	(81,296)
Custody and bank fees	(36,377)
Other operating expenses	(20,948)

Total expenses	(138,621)

Net Investment Income (Loss)	304,937

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Note 2):
Net realized gain (loss) from investments and foreign currency transactions	1,517,931
Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(210,256)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,307,675

Net Increase (Decrease) in Net Assets Attributable to Operations	$1,612,612

The accompanying notes are an integral part of these financial statements.

FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$304,937	$304,236
Net realized gain (loss) on investments and foreign currency transactions	1,517,931	577,618
Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(210,256)	1,535,292

Net increase (decrease) in assets attributable to operations	1,612,612	2,417,146

From Contractowners Transactions:
Contributions	618,435	610,295
Withdrawals	(3,317,829)	(1,530,415)
Asset management fees (Note 6)	(58,122)	(58,832)
Administrative fees (Note 6)	(97,837)	(97,627)

Net increase (decrease) in net assets attributable to contractowners transactions	(2,855,353)	(1,076,579)

Increase (Decrease) in Net Assets	(1,242,741)	1,340,567

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	17,020,467	15,679,900

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$15,777,726	$17,020,467

The accompanying notes are an integral part of these financial statements.

FSA-5

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
COMMON STOCKS — 59.3%

Information Technology — 15.3%

Communications Equipment — 0.6%
Arista Networks, Inc.(a)	358	$39,570
Cisco Systems, Inc.	366	21,667
Motorola Solutions, Inc.	73	33,743

		94,980

Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd.(a)	253	9,713
Halma PLC	284	9,532
Keyence Corp.	30	12,208

		31,453

IT Services — 0.7%
Accenture PLC — Class A	91	32,013
Akamai Technologies, Inc.(a)	134	12,817
International Business Machines Corp.	150	32,974
Shopify, Inc. — Class A(a)	218	23,190

		100,994

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(a)	122	14,736
Applied Materials, Inc.	114	18,540
ASML Holding NV	52	36,410
Broadcom, Inc.	493	114,297
KLA Corp.	50	31,506
Lam Research Corp.	180	13,001
Monolithic Power Systems, Inc.	71	42,011
NVIDIA Corp.	3,440	461,958
NXP Semiconductors NV	41	8,522
QUALCOMM, Inc.	441	67,746
Texas Instruments, Inc.	95	17,814

		826,541

Software — 5.3%
Adobe, Inc.(a)	103	45,802
Bentley Systems, Inc. — Class B	191	8,920
Cadence Design Systems, Inc.(a)	94	28,243
CommVault Systems, Inc.(a)	145	21,882
Dassault Systemes SE	254	8,786
Fair Isaac Corp.(a)	8	15,927
Intuit, Inc.	31	19,484
Microsoft Corp.	911	383,987
Oracle Corp.	556	92,652
Palo Alto Networks, Inc.(a)	382	69,509
Roper Technologies, Inc.	17	8,837
Salesforce, Inc.	65	21,731
SAP SE	231	56,523
ServiceNow, Inc.(a)	48	50,886

		833,169

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,042	511,358
Western Digital Corp.(a)	150	8,944

		520,302

Total Information Technology		2,407,439

Financials — 10.4%

Banks — 3.7%
Bank of America Corp.	497	21,843
BNP Paribas SA	776	47,628

Company	Shares	U.S. $ Value

Banks (Continued)
Citigroup, Inc.	594	$41,812
Commonwealth Bank of Australia	464	43,918
HSBC Holdings PLC	4,787	47,042
JPMorgan Chase & Co.	485	116,223
Mitsubishi UFJ Financial Group, Inc.	1,400	16,364
National Australia Bank Ltd.	1,398	32,042
NatWest Group PLC	7,775	38,978
Resona Holdings, Inc.	3,700	26,704
Royal Bank of Canada	383	46,156
Toronto—Dominion Bank (The)	627	33,364
Wells Fargo & Co.	592	41,582
Westpac Banking Corp.	1,624	32,427

		586,083

Capital Markets — 3.0%
Blackrock, Inc.	47	48,180
Blackstone, Inc.	231	39,829
Brookfield Corp.	602	34,583
Charles Schwab Corp. (The)	213	15,764
Euronext NV	319	35,776
Goldman Sachs Group, Inc. (The)	150	85,893
Intermediate Capital Group PLC	342	8,818
Jefferies Financial Group, Inc.	306	23,990
Julius Baer Group Ltd.	152	9,875
London Stock Exchange Group PLC	68	9,602
Moody’s Corp.	72	34,083
Morgan Stanley	359	45,134
Partners Group Holding AG	22	29,925
S&P Global, Inc.	38	18,925
UBS Group AG (REG)	1,183	36,272

		476,649

Consumer Finance — 0.1%
American Express Co.	65	19,291

Financial Services — 2.0%
Berkshire Hathaway, Inc. — Class B(a)	144	65,272
Fiserv, Inc.(a)	83	17,050
Mastercard, Inc. — Class A	161	84,778
PayPal Holdings, Inc.(a)	294	25,093
Visa, Inc. — Class A	389	122,939

		315,132

Insurance — 1.6%
Aflac, Inc.	650	67,236
AIA Group Ltd.	3,600	25,854
Allianz SE (REG)	129	39,526
Progressive Corp. (The)	268	64,216
Prudential PLC	1,080	8,574
Willis Towers Watson PLC	31	9,710
Zurich Insurance Group AG	59	35,142

		250,258

Total Financials		1,647,413

Health Care — 7.3%

Biotechnology — 1.5%
AbbVie, Inc.	453	80,452
Amgen, Inc.	162	42,224
CSL Ltd.	200	34,902

FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Biotechnology (Continued)
Gilead Sciences, Inc.	444	$41,012
Vertex Pharmaceuticals, Inc.(a)	86	34,632

		233,222

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	165	18,663
Alcon AG	101	8,576
Becton Dickinson & Co.	115	26,090
GE Healthcare, Inc.	781	61,059
Hologic, Inc.(a)	824	59,402
Intuitive Surgical, Inc.(a)	36	18,790
Medtronic PLC	176	14,059
Terumo Corp.	500	9,664

		216,303

Health Care Providers & Services — 0.7%
Elevance Health, Inc.	32	11,805
Labcorp Holdings, Inc.	43	9,861
McKesson Corp.	54	30,775
UnitedHealth Group, Inc.	127	64,244

		116,685

Life Sciences Tools & Services — 0.4%
Bruker Corp.	146	8,558
Danaher Corp.	73	16,757
ICON PLC(a)	32	6,711
Thermo Fisher Scientific, Inc.	51	26,532

		58,558

Pharmaceuticals — 3.3%
AstraZeneca PLC	113	14,739
Bristol—Myers Squibb Co.	1,018	57,578
Eli Lilly & Co.	94	72,568
Johnson & Johnson	205	29,647
Merck & Co., Inc.	347	34,520
Novartis AG (REG)	477	46,506
Novo Nordisk A/S — Class B	768	66,242
Pfizer, Inc.	1,352	35,869
Roche Holding AG (Genusschein)	283	79,242
Royalty Pharma PLC — Class A	375	9,566
Sanofi SA	295	28,667
Takeda Pharmaceutical Co., Ltd.	1,400	37,105
Zoetis, Inc.	60	9,776

		522,025

Total Health Care		1,146,793

Industrials — 7.0%

Aerospace & Defense — 0.9%
Airbus SE	75	12,006
BAE Systems PLC	2,847	40,857
General Electric Co.	282	47,035
Hexcel Corp.	149	9,342
Melrose Industries PLC	1,347	9,312
Safran SA	112	24,532

		143,084

Air Freight & Logistics — 0.1%
DSV A/S	45	9,580

Company	Shares	U.S. $ Value
Building Products — 0.2%
Builders FirstSource, Inc.(a)	147	$21,010
Carrier Global Corp.	130	8,874
Otis Worldwide Corp.	98	9,076

		38,960

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	52	10,461
Tetra Tech, Inc.	241	9,602
Veralto Corp.	607	61,823
Waste Management, Inc.	57	11,502

		93,388

Construction & Engineering — 0.9%
AECOM	575	61,421
MasTec, Inc.(a)	151	20,557
Shimizu Corp.	6,800	53,767
WSP Global, Inc.	55	9,674

		145,419

Electrical Equipment — 1.0%
ABB Ltd. (REG)	618	33,419
Eaton Corp. PLC	54	17,921
GE Vernova, Inc.	111	36,511
Prysmian SpA	372	23,799
Rockwell Automation, Inc.	34	9,717
Schneider Electric SE	154	38,326

		159,693

Ground Transportation — 0.4%
Uber Technologies, Inc.(a)	608	36,675
Union Pacific Corp.	81	18,471

		55,146

Industrial Conglomerates — 0.8%
3M Co.	264	34,080
Honeywell International, Inc.	87	19,652
Siemens AG (REG)	392	76,540

		130,272

Machinery — 1.4%
Caterpillar, Inc.	127	46,070
CNH Industrial NV	798	9,041
Deere & Co.	37	15,677
Illinois Tool Works, Inc.	134	33,977
Middleby Corp. (The)(a)	183	24,787
PACCAR, Inc.	92	9,570
Stanley Black & Decker, Inc.	89	7,146
Toyota Industries Corp.	900	72,468

		218,736

Professional Services — 0.7%
Automatic Data Processing, Inc.	137	40,104
Experian PLC	189	8,127
RELX PLC (London)	1,174	53,214
Robert Half, Inc.	142	10,005

		111,450

Total Industrials		1,105,728

Consumer Discretionary — 5.5%

Automobile Components — 0.1%
Aptiv PLC(a)	184	11,128

FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Automobiles — 1.2%
Honda Motor Co., Ltd.	2,500	$23,830
Tesla, Inc.(a)	354	142,959
Toyota Motor Corp.	1,100	21,503

		188,292

Broadline Retail — 1.6%
Amazon.com, Inc.(a)	1,173	257,345

Diversified Consumer Services — 0.2%
Service Corp. International/US	316	25,223

Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. — Class A(a)	120	15,769
Booking Holdings, Inc.	9	44,716
InterContinental Hotels Group PLC	79	9,833
Marriott International, Inc./MD — Class A	34	9,484
McDonald’s Corp.	100	28,989

		108,791

Household Durables — 0.3%
Sony Group Corp.	900	18,990
Taylor Morrison Home Corp.(a)	339	20,750
TopBuild Corp.(a)	25	7,784

		47,524

Specialty Retail — 0.9%
Bath & Body Works, Inc.	309	11,980
Home Depot, Inc. (The)	196	76,242
JD Sports Fashion PLC	7,452	8,911
Lowe’s Cos., Inc.	88	21,718
TJX Cos., Inc. (The)	239	28,874

		147,725

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC	785	9,604
LVMH Moet Hennessy Louis Vuitton SE	33	21,700
NIKE, Inc. — Class B	157	11,880
Tapestry, Inc.	577	37,695

		80,879

Total Consumer Discretionary		866,907

Communication Services — 5.2%

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	832	18,945
Charter Communications, Inc. — Class A(a)	72	24,679
Comcast Corp. — Class A	562	21,092
Deutsche Telekom AG (REG)(a)	1,258	37,634
Verizon Communications, Inc.	440	17,595

		119,945

Entertainment — 1.0%
Electronic Arts, Inc.	276	40,379
Live Nation Entertainment, Inc.(a)	181	23,439
Netflix, Inc.(a)	83	73,980
Walt Disney Co. (The)	252	28,060

		165,858

Interactive Media & Services — 3.3%
Alphabet, Inc. — Class A	767	145,193
Alphabet, Inc. — Class C	657	125,119
Auto Trader Group PLC	946	9,364

Company	Shares	U.S. $ Value
Interactive Media & Services (Continued)
Meta Platforms, Inc. — Class A	321	$187,949
Rightmove PLC	4,262	34,125
Scout24 SE	310	27,318

		529,068

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	56	12,361

Total Communication Services		827,232

Consumer Staples — 3.3%

Beverages — 0.7%
Asahi Group Holdings Ltd.	900	9,453
Carlsberg AS — Class B	465	44,645
Coca-Cola Co. (The)	571	35,550
PepsiCo, Inc.	116	17,639
Pernod Ricard SA	63	7,116

		114,403

Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	83	76,050
Dollar Tree, Inc.(a)	97	7,269
Koninklijke Ahold Delhaize NV	1,243	40,532
Walmart, Inc.	592	53,487

		177,338

Food Products — 0.2%
Nestle SA (REG)	198	16,268
Nomad Foods Ltd.	1,307	21,931

		38,199

Household Products — 0.4%
Procter & Gamble Co. (The)	322	53,983

Personal Care Products — 0.6%
Kenvue, Inc.	426	9,095
Unilever PLC	1,419	80,661

		89,756

Tobacco — 0.3%
Philip Morris International, Inc.	402	48,381

Total Consumer Staples		522,060

Materials — 2.0%

Chemicals — 0.9%
Linde PLC	68	28,469
LyondellBasell Industries NV — Class A	707	52,509
Sherwin-Williams Co.(The)	96	32,633
Tosoh Corp.	1,700	22,749

		136,360

Construction Materials — 0.3%
CRH PLC	580	53,662

Containers & Packaging — 0.1%
Berry Global Group, Inc.	139	8,989
Smurfit WestRock PLC	209	11,257

		20,246

Metals & Mining — 0.7%
BHP Group Ltd.	1,496	36,506
Endeavour Mining PLC	435	7,773

FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Metals & Mining (Continued)
Lundin Mining Corp.	4,821	$41,466
Teck Resources Ltd. — Class B	615	24,922

		110,667

Total Materials		320,935

Energy — 1.8%

Energy Equipment & Services — 0.5%
Baker Hughes Co.	1,210	49,634
Schlumberger NV	198	7,591
Shell PLC	301	9,443
Vallourec SACA(a)	576	9,825

		76,493

Oil, Gas & Consumable Fuels — 1.3%
Cameco Corp. (New York)	267	13,721
Chevron Corp.	240	34,762
Enbridge, Inc.	884	37,500
ENEOS Holdings, Inc.	5,900	30,988
Exxon Mobil Corp.	447	48,084
Repsol SA	752	9,147
Shell PLC	871	27,161

		201,363

Total Energy		277,856

Real Estate — 0.9%

Health Care REITs — 0.1%
Welltower, Inc.	176	22,181

Industrial REITs — 0.1%
STAG Industrial, Inc.	244	8,252

Real Estate Management & Development — 0.4%
CBRE Group, Inc. — Class A(a)	287	37,680
Vonovia SE	758	23,014

		60,694

Specialized REITs — 0.3%
American Tower Corp.	173	31,730
Equinix, Inc.	13	12,258

		43,988

Total Real Estate		135,115

Utilities — 0.6%

Electric Utilities — 0.5%
American Electric Power Co., Inc.	100	9,223
EDP SA	6,143	19,645
Iberdrola SA	2,440	33,612
NextEra Energy, Inc.	307	22,009

		84,489

Multi-Utilities — 0.1%
Ameren Corp.	106	9,449

Total Utilities		93,938

Total Common Stocks (cost $7,791,199)		9,351,416

	Principal Amount (000)	U.S. $ Value
LONG-TERM DEBT SECURITIES — 40.9%

GOVERNMENTS – TREASURIES — 15.3%

United States — 15.3%
U.S. Treasury Bonds 1.25%, 05/15/2050	$36	$17,279
2.25%, 08/15/2046	91	59,003
2.25%, 02/15/2052	74	44,810
2.375%, 02/15/2042	14	9,828
2.50%, 05/15/2046	7	5,044
2.75%, 08/15/2042	10	7,517
2.875%, 05/15/2043	10	7,578
2.875%, 11/15/2046	15	10,981
2.875%, 05/15/2052	35	24,511
3.00%, 05/15/2042	65	51,035
3.00%, 11/15/2044	59	44,442
3.00%, 05/15/2045	57	43,031
3.00%, 11/15/2045	6	4,289
3.00%, 05/15/2047	22	16,277
3.00%, 08/15/2052	8	6,036
3.25%, 05/15/2042	10	7,895
3.375%, 08/15/2042	10	8,258
3.625%, 02/15/2053	4	3,418
3.625%, 05/15/2053	67	54,156
4.00%, 11/15/2042	37	33,323
4.125%, 08/15/2053	34	29,983
4.25%, 02/15/2054	81	73,648
4.375%, 02/15/2038	20	19,164
4.375%, 08/15/2043	53	50,202
4.50%, 08/15/2039	55	53,556
4.50%, 02/15/2044	29	27,709
4.625%, 02/15/2040	72	70,898
4.625%, 05/15/2054	80	77,388
4.75%, 11/15/2043	49	48,030
4.75%, 11/15/2053	41	40,827
U.S. Treasury Notes 3.875%, 09/30/2029	60	58,394
4.00%, 07/31/2029	29	28,636
4.00%, 02/15/2034	125	119,727
4.25%, 06/30/2029	39	38,482
4.25%, 02/28/2031	21	20,563
4.375%, 05/15/2034	82	80,967
4.50%, 05/15/2027	98	98,791
4.50%, 05/31/2029	667	669,821
4.875%, 05/31/2026	353	356,327

Total Governments — Treasuries		2,421,824

CORPORATES – INVESTMENT GRADE — 13.4%(b)

Industrial — 8.7%

Basic — 0.2%
Glencore Funding LLC 5.338%, 04/04/2027	12	12,104
6.50%, 10/06/2033	3	3,186
Nucor Corp. 4.30%, 05/23/2027	9	8,928
WRKCo, Inc. 4.00%, 03/15/2028	14	13,569

		37,787

FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value
Capital Goods — 0.9%
Boeing Co. (The) 3.25%, 02/01/2028	$17	$16,007
3.625%, 02/01/2031	5	4,539
5.15%, 05/01/2030	2	1,974
Caterpillar Financial Services Corp. 5.15%, 08/11/2025	16	16,033
CNH Industrial Capital LLC 3.95%, 05/23/2025	12	11,954
5.10%, 04/20/2029	2	1,999
Flowserve Corp. 2.80%, 01/15/2032	13	11,033
John Deere Capital Corp. 4.90%, 06/11/2027	3	3,022
Series M 5.15%, 03/03/2025	16	16,012
Parker-Hannifin Corp. 3.25%, 06/14/2029	6	5,615
4.50%, 09/15/2029	12	11,835
RTX Corp. 4.125%, 11/16/2028	19	18,504
Waste Management, Inc. 4.50%, 03/15/2028	3	2,983
4.95%, 07/03/2027	13	13,131

		134,641

Communications – Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	4	3,146
Comcast Corp. 4.15%, 10/15/2028	20	19,512
Cox Communications, Inc. 5.70%, 06/15/2033	6	5,955
Discovery Communications LLC 5.30%, 05/15/2049	3	2,310
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	5	4,954
4.75%, 03/30/2030	30	29,602
Meta Platforms, Inc. 5.55%, 08/15/2064	17	16,618
Time Warner Cable LLC 4.50%, 09/15/2042	10	7,458
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	21	18,502

		108,057

Communications – Telecommunications — 0.1%
AT&T, Inc. 4.50%, 05/15/2035	7	6,477
T-Mobile USA, Inc. 3.875%, 04/15/2030	3	2,823
Verizon Communications, Inc. 2.55%, 03/21/2031	10	8,616

		17,916

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical – Automotive — 0.7%
American Honda Finance Corp. Series G 5.05%, 07/10/2031	$10	$9,885
BMW US Capital LLC 4.60%, 08/13/2027	17	16,913
Cummins, Inc. 5.15%, 02/20/2034	15	15,025
General Motors Co. 6.125%, 10/01/2025	3	3,038
General Motors Financial Co., Inc. 5.75%, 02/08/2031	15	15,185
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027	14	13,288
6.50%, 03/10/2028	3	3,070
Hyundai Capital America 5.25%, 01/08/2027	6	6,036
6.10%, 09/21/2028	10	10,286
Toyota Motor Credit Corp. 4.65%, 01/05/2029	13	12,927
5.00%, 08/14/2026	4	4,030

		109,683

Consumer Cyclical – Entertainment — 0.0%
Hasbro, Inc. 6.05%, 05/14/2034	7	7,026

Consumer Cyclical – Other — 0.2%
DR Horton, Inc. 5.00%, 10/15/2034	12	11,595
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	15	15,028

		26,623

Consumer Cyclical – Restaurants — 0.2%
McDonald’s Corp. Series G 5.00%, 05/17/2029	10	10,065
Starbucks Corp. 4.85%, 02/08/2027	15	15,061

		25,126

Consumer Cyclical – Retailers — 0.2%
Home Depot, Inc. (The) 4.875%, 06/25/2027	9	9,084
Ross Stores, Inc. 4.70%, 04/15/2027	20	19,839

		28,923

Consumer Non-Cyclical — 2.1%
AbbVie, Inc. 4.80%, 03/15/2027	15	15,088
Altria Group, Inc. 2.45%, 02/04/2032	2	1,645
3.40%, 05/06/2030	20	18,363
4.80%, 02/14/2029	3	2,966
Archer-Daniels-Midland Co. 4.50%, 08/15/2033	16	15,228

FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical (Continued)
Astrazeneca Finance LLC 1.75%, 05/28/2028	$15	$13,602
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050	11	7,707
BAT Capital Corp. 2.259%, 03/25/2028	16	14,703
4.906%, 04/02/2030	4	3,951
Bristol-Myers Squibb Co. 4.95%, 02/20/2026	8	8,041
Cargill, Inc. 5.125%, 10/11/2032	7	6,955
CVS Health Corp. 4.30%, 03/25/2028	3	2,908
5.05%, 03/25/2048	10	8,254
5.70%, 06/01/2034	2	1,966
Eli Lilly & Co. 4.50%, 02/09/2027	15	15,032
General Mills, Inc. 4.70%, 01/30/2027	5	4,998
4.875%, 01/30/2030	11	10,931
Gilead Sciences, Inc. 5.10%, 06/15/2035	16	15,741
Keurig Dr Pepper, Inc. 5.05%, 03/15/2029	15	15,039
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	10	9,983
McKesson Corp. 4.90%, 07/15/2028	9	9,030
Merck & Co., Inc. 1.70%, 06/10/2027	24	22,502
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10	7,728
Philip Morris International, Inc. 4.875%, 02/13/2026	8	8,024
5.00%, 11/17/2025	9	9,031
5.375%, 02/15/2033	16	16,030
5.625%, 11/17/2029	2	2,060
Reynolds American, Inc. 5.85%, 08/15/2045	12	11,424
Sutter Health Series 20A 2.294%, 08/15/2030	17	14,793
Sysco Corp. 5.95%, 04/01/2030	12	12,495
The Campbell’s Company 5.30%, 03/20/2026	15	15,098
Tyson Foods, Inc. 5.70%, 03/15/2034	5	5,060
Zoetis, Inc. 5.40%, 11/14/2025	6	6,035

		332,411

	Principal Amount (000)	U.S. $ Value
Energy — 1.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	$25	$24,113
Boardwalk Pipelines LP 3.40%, 02/15/2031	9	8,037
BP Capital Markets America, Inc. 2.939%, 06/04/2051	12	7,432
5.017%, 11/17/2027	7	7,074
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031	6	5,850
Continental Resources, Inc./OK 2.875%, 04/01/2032	20	16,413
5.75%, 01/15/2031	2	1,978
Devon Energy Corp. 5.20%, 09/15/2034	7	6,653
5.60%, 07/15/2041	10	9,249
Energy Transfer LP 5.60%, 09/01/2034	16	15,931
Occidental Petroleum Corp. 6.625%, 09/01/2030	15	15,707
ONEOK Partners LP 6.125%, 02/01/2041	3	2,982
ONEOK, Inc. 4.00%, 07/13/2027	21	20,619
6.35%, 01/15/2031	4	4,203
Ovintiv, Inc. 5.65%, 05/15/2028	3	3,040
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	8	7,960
5.70%, 09/15/2034	8	7,999
Suncor Energy, Inc. 6.80%, 05/15/2038	7	7,456
Targa Resources Corp. 6.50%, 03/30/2034	6	6,346
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	15	13,645
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	5	5,073
6.995%, 05/15/2067(c)	13	12,226
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030	10	9,108
Williams Cos., Inc. (The) 4.80%, 11/15/2029	7	6,909

		226,003

Services — 0.6%
Amazon.com, Inc. 4.55%, 12/01/2027	16	16,093
Booking Holdings, Inc. 4.625%, 04/13/2030	21	20,805
Expedia Group, Inc. 4.625%, 08/01/2027	9	8,964
Global Payments, Inc. 2.90%, 11/15/2031	3	2,566
3.20%, 08/15/2029	7	6,417
5.40%, 08/15/2032	7	6,994

FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value
Services (Continued)
Mastercard, Inc. 3.30%, 03/26/2027	$6	$5,851
4.875%, 03/09/2028	10	10,118
Moody’s Corp. 4.25%, 02/01/2029	9	8,813
5.00%, 08/05/2034	5	4,893
S&P Global, Inc. 4.25%, 05/01/2029	6	5,868
4.75%, 08/01/2028	4	3,997

		101,379

Technology — 1.2%
Broadcom, Inc. 3.187%, 11/15/2036	16	12,887
4.15%, 04/15/2032	2	1,874
4.926%, 05/15/2037	5	4,759
5.05%, 07/12/2027	6	6,058
Dell International LLC/EMC Corp. 4.35%, 02/01/2030	16	15,487
Fiserv, Inc. 3.50%, 07/01/2029	17	15,953
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025(d)	25	24,999
Honeywell International, Inc. 4.875%, 09/01/2029	15	15,092
Infor, Inc. 1.75%, 07/15/2025	7	6,856
International Business Machines Corp. 4.90%, 07/27/2052	7	6,216
KLA Corp. 4.10%, 03/15/2029	4	3,899
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	21	19,970
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	6	6,099
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	6	5,518
Oracle Corp. 2.875%, 03/25/2031	12	10,545
3.60%, 04/01/2040	3	2,342
3.65%, 03/25/2041	8	6,214
VMware LLC 4.50%, 05/15/2025	20	19,962
Western Digital Corp. 2.85%, 02/01/2029	4	3,560
Workday, Inc. 3.70%, 04/01/2029	5	4,757

		193,047

Transportation – Airlines — 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029	8	7,796
5.308%, 10/20/2031	8	7,807

		15,603

Transportation – Services — 0.1%
Ryder System, Inc. 5.375%, 03/15/2029	12	12,143

Total Industrial		1,376,368

	Principal Amount (000)	U.S. $ Value
Financial Institutions — 3.7%

Banking — 2.3%
Ally Financial, Inc. 8.00%, 11/01/2031	$18	$19,917
American Express Co. 4.90%, 02/13/2026	4	4,013
5.098%, 02/16/2028	9	9,049
5.389%, 07/28/2027	6	6,065
Bank of America Corp. 2.299%, 07/21/2032	18	15,012
2.687%, 04/22/2032	7	6,019
4.376%, 04/27/2028	15	14,832
Bank of Montreal Series F2F 4.567%, 09/10/2027	17	16,947
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039	6	6,033
Bank of Nova Scotia (The) 4.75%, 02/02/2026	13	13,010
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	16	15,923
Capital One Financial Corp. 3.273%, 03/01/2030	10	9,235
6.377%, 06/08/2034	7	7,267
Citigroup, Inc. 4.075%, 04/23/2029	10	9,702
4.542%, 09/19/2030	17	16,514
Series W 4.00%, 12/10/2025(e)	8	7,793
Series Y 4.15%, 11/15/2026(e)	3	2,856
Citizens Financial Group, Inc. 4.30%, 12/03/2025	24	23,837
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	5	4,176
2.615%, 04/22/2032	16	13,638
JPMorgan Chase & Co. 2.58%, 04/22/2032	24	20,600
4.851%, 07/25/2028	2	1,999
Morgan Stanley 5.424%, 07/21/2034	9	8,945
Series G 2.239%, 07/21/2032	5	4,141
3.772%, 01/24/2029	12	11,572
Royal Bank of Canada
Series G 4.522%, 10/18/2028	16	15,858
State Street Corp. 4.857%, 01/26/2026	6	5,999
Sumitomo Mitsui Financial Group, Inc. 3.352%, 10/18/2027	21	20,252
Toronto-Dominion Bank (The) 4.568%, 12/17/2026	10	9,977
5.146%, 09/10/2034	6	5,873
Wells Fargo & Co. 3.35%, 03/02/2033	28	24,523
3.584%, 05/22/2028	5	4,846
Series BB
3.90%, 03/15/2026(e)	9	8,720

		365,143

FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value
Brokerage — 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(e)	$11	$10,624

		10,624

Finance — 0.2%
Air Lease Corp. 2.10%, 09/01/2028	2	1,804
2.875%, 01/15/2026	2	1,957
3.625%, 04/01/2027	2	1,950
4.625%, 10/01/2028	5	4,920
Aircastle Ltd. 6.50%, 07/18/2028	3	3,102
Aviation Capital Group LLC 1.95%, 01/30/2026	10	9,679

		23,412

Insurance — 0.7%
Alleghany Corp. 3.625%, 05/15/2030	22	20,682
Athene Global Funding 1.985%, 08/19/2028	6	5,359
2.55%, 11/19/2030	6	5,148
2.717%, 01/07/2029	5	4,535
5.62%, 05/08/2026	3	3,027
Cigna Group (The) 3.40%, 03/01/2027	23	22,362
4.375%, 10/15/2028	10	9,800
Elevance Health, Inc. 5.15%, 06/15/2029	4	4,024
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077	13	10,783
Humana, Inc. 5.75%, 03/01/2028	9	9,166
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070	6	3,879
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039	5	6,378
Principal Life Global Funding II 5.10%, 01/25/2029	11	11,017

		116,160

REITs — 0.4%
American Tower Corp. 3.65%, 03/15/2027	3	2,928
5.20%, 02/15/2029	6	6,034
5.80%, 11/15/2028	3	3,077
Crown Castle, Inc. 5.60%, 06/01/2029	6	6,116
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	10	8,586
4.00%, 01/15/2031	4	3,665
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	10	9,943
Rexford Industrial Realty LP 2.125%, 12/01/2030	19	15,900
Simon Property Group LP 4.75%, 09/26/2034	8	7,585

		63,834

Total Financial Institutions		579,173

	Principal Amount (000)	U.S. $ Value
Utility — 1.0%

Electric — 1.0%
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	$25	$26,289
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033	2	1,953
5.05%, 03/01/2035	14	13,686
Enel Chile SA 4.875%, 06/12/2028	12	11,809
Entergy Corp. 1.90%, 06/15/2028	19	17,161
Eversource Energy 5.50%, 01/01/2034	15	14,893
National Grid PLC 5.809%, 06/12/2033	3	3,060
Niagara Mohawk Power Corp. 5.29%, 01/17/2034	5	4,883
NRG Energy, Inc. 7.00%, 03/15/2033	16	17,230
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029	16	15,841
Pacific Gas and Electric Co. 5.55%, 05/15/2029	4	4,065
Public Service Electric & Gas Co. 5.45%, 03/01/2054	9	8,723
Vistra Operations Co., LLC 6.95%, 10/15/2033	13	13,964

Total Utility		153,557

Total Corporates — Investment Grade		2,109,098

MORTGAGE PASS-THROUGHS — 9.9%

Agency Fixed Rate 30-Year — 9.7%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 10/01/2049	3	3,050
3.50%, 11/01/2049	4	4,021
Series 2020
3.50%, 01/01/2050	18	16,340
Series 2022
2.00%, 03/01/2052	48	37,319
2.50%, 04/01/2052	25	20,203
3.00%, 03/01/2052	33	28,408
3.00%, 05/01/2052	36	30,724
Series 2024
5.50%, 11/01/2054	32	31,440
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 07/01/2035	2	1,679
Series 2016
4.00%, 02/01/2046	12	11,324
Series 2017
4.00%, 07/01/2044	9	8,345
Series 2018
4.50%, 10/01/2048	10	9,622
4.50%, 11/01/2048	9	9,067
5.00%, 11/01/2048	8	7,610

FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year (Continued)
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	$3	$2,519
5.50%, 07/01/2033	3	2,893
Series 2004 5.50%, 04/01/2034	1	1,159
5.50%, 11/01/2034	3	2,541
5.50%, 01/01/2035	3	2,883
Series 2010 4.00%, 12/01/2040	5	4,640
Series 2012 3.50%, 02/01/2042	3	2,671
3.50%, 11/01/2042	31	27,976
3.50%, 01/01/2043	5	4,574
Series 2013 3.50%, 04/01/2043	18	16,531
4.00%, 10/01/2043	19	18,150
Series 2015 3.00%, 02/01/2045	3	2,798
Series 2018 3.50%, 05/01/2048	46	40,875
4.50%, 09/01/2048	17	15,992
Series 2019 3.50%, 11/01/2049	10	8,876
Series 2020 3.50%, 01/01/2050	16	14,013
Series 2021 2.00%, 07/01/2051	49	38,419
2.00%, 12/01/2051	106	83,078
2.50%, 01/01/2052	8	6,672
Series 2022 2.50%, 03/01/2052	35	28,889
2.50%, 04/01/2052	14	11,785
2.50%, 05/01/2052	47	38,876
3.00%, 02/01/2052	38	32,679
3.00%, 03/01/2052	49	41,853
Government National Mortgage Association Series 2016 3.00%, 12/20/2046	11	9,462
Series 2023 5.50%, 04/20/2053	33	32,856
Series 2025 4.50%, 01/01/2055, TBA	50	47,270
5.00%, 01/01/2055, TBA	100	97,057
5.50%, 01/01/2055, TBA	25	24,787
6.00%, 01/01/2055, TBA	121	121,715
Uniform Mortgage-Backed Security Series 2025 2.00%, 01/01/2055, TBA	84	65,446
2.50%, 01/01/2055, TBA	138	111,958
3.00%, 01/01/2055, TBA	41	34,772
4.50%, 01/01/2055, TBA	30	28,205
5.00%, 01/01/2055, TBA	46	44,380
5.50%, 01/01/2055, TBA	144	142,507
6.00%, 01/01/2055, TBA	48	48,242
6.50%, 01/01/2055, TBA	57	58,218

		1,537,369

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year — 0.2%
Federal National Mortgage Association Series 2016 2.50%, 04/01/2031	$9	$8,810
2.50%, 08/01/2031	12	11,108
2.50%, 01/01/2032	15	14,468

		34,386

Total Mortgage Pass-Throughs		1,571,755

AGENCIES — 1.7%

Agency Debentures — 1.7%
Federal Farm Credit Banks Funding Corp. 4.50%, 08/14/2026	15	15,058
Federal Home Loan Banks 4.75%, 12/08/2028	15	15,228
Federal National Mortgage Association 6.25%, 05/15/2029	70	75,116
6.625%, 11/15/2030	145	160,816

Total Agencies		266,218

LOCAL GOVERNMENTS – US MUNICIPAL BONDS — 0.4%

United States — 0.4%
City of New York NY (Pre-refunded - US Treasuries) Series 2021 1.923%, 08/01/2031	5	4,237
City of New York NY Series 2021 1.923%, 08/01/2031	5	4,177
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	16	14,834
State of California Series 2010 7.625%, 03/01/2040	25	29,458
University of California Series 2021-B 3.071%, 05/15/2051	15	9,903

Total Local Governments — US Municipal Bonds		62,609

ASSET-BACKED SECURITIES — 0.1%

Other ABS – Fixed Rate — 0.1%
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052	24	22,041

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%

Non-Agency Fixed Rate — 0.1%
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.868%, 07/25/2036	10	8,181

Total Long-Term Debt Securities (amortized cost $6,848,747)		6,461,726

FSA-14

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2024

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS — 4.3%

U.S. Treasury Bills — 4.3%
U.S. Treasury Bill
Zero Coupon, 01/23/2025	$320	$319,299
Zero Coupon, 02/13/2025	98	96,984
Zero Coupon, 03/13/2025	263	261,069

Total Short-Term Investments (cost $677,352)		677,352

Total Investments — 104.5%
(cost $15,317,298)		16,490,494
Other assets less liabilities — (4.5)%		(712,768)

Net Assets — 100.0%		$15,777,726

(a)	Non-income producing security.
(b)	Classification of investment grade and non-investment grade is unaudited.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

Glossary:

ABS — Asset-Backed Securities

REG — Registered Shares

REIT — Real Estate Investment Trust

TBA — To Be Announced

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2024

% of Total Investments*	Country Diversification
83.7%	United States
3.1%	United Kingdom
2.3%	Japan
2.3%	Canada
1.9%	Switzerland
1.8%	Germany
1.2%	Australia
1.0%	France
0.8%	Denmark
0.7%	Netherlands
0.3%	Spain
0.2%	Hong Kong
0.2%	Ireland
0.2%	Italy
0.3%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	All The Fund’s country breakdown is expressed as a percentage of each Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.1% or less of the following: Chile, Jersey (Channel Islands) and Portugal.

FSA-16

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $51,864,421)	$112,903,679
Cash	833,407
Dividends receivable	27,944
Fees receivable from Contractowners	3,019

Total assets	113,768,049

Liabilities:
Due to Equitable Financial’s General Account	233,149
Asset management fee payable	16,977
Accrued custody and bank fees	8,078
Variation margin due to broker	2,691
Due to other Separate Account	2,559
Accrued expenses	64,570

Total liabilities	328,024

Net Assets Attributable to Contractowners or in Accumulation	$113,440,025

Amount retained by Equitable Financial in Separate Account No. 4	$5,051,951
Net assets attributable to contractowners	49,538,722
Net assets allocated to contracts in payout period	58,849,352

Net Assets	$113,440,025

	Units Outstanding	Unit Values
Institutional	823	$75,738.16
RIA	865	6,948.18
MRP	16,256	2,640.21
EPP	296	7,209.42

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $97)	$729,679
Interest	36,453

Total investment income	766,132

Expenses (Note 6):
Investment management fees	(147,320)
Custody and bank fees	(27,502)
Other operating expenses	(62,960)

Total expenses	(237,782)

Net Investment Income (Loss)	528,350

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
Net realized gain (loss) from investments	15,816,022
Net realized gain (loss) on futures contracts	189,694
Change in unrealized appreciation (depreciation) of investments	13,687,906
Change in unrealized appreciation (depreciation) on futures contracts	(45,676)

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	29,647,946

Net Increase (Decrease) in Net Assets Attributable to Operations	$30,176,296

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net Investment Income (Loss)	$528,350	$640,946
Net realized gain (loss) on investments and futures contracts	16,005,716	6,389,779
Net change in unrealized appreciation (depreciation) of investments and futures contracts	13,642,230	24,392,471

Net increase (decrease) in assets attributable to operations	30,176,296	31,423,196

From Contractowners Transactions:
Contributions	5,929,360	1,326,166
Withdrawals	(22,984,434)	(10,288,681)
Asset management fees (Note 6)	(76,475)	(64,229)
Administrative fees (Note 6)	(292,103)	(248,497)

Net increase (decrease) in net assets attributable to contractowners transactions	(17,423,652)	(9,275,241)

Net increase (decrease) in net assets attributable to Equitable Financial’s transactions	1,046,752	(169,247)

Increase (Decrease) in Net Assets	13,799,396	21,978,708

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	99,640,629	77,661,921

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$113,440,025	$99,640,629

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
COMMON STOCKS — 99.5%

Information Technology — 48.4%

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	3,952	$436,815
Motorola Solutions, Inc.	301	139,131
Ubiquiti, Inc.	7	2,323

		578,269

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. — Class A	2,642	183,487
CDW Corp./DE	259	45,076
Cognex Corp.(a)	36	1,291
Ingram Micro Holding Corp.(a)	17	330
Jabil, Inc.	35	5,037
Zebra Technologies Corp. — Class A(a)	42	16,221

		251,442

IT Services — 0.5%
EPAM Systems, Inc.(a)	13	3,040
Gartner, Inc.(a)	289	140,012
Globant SA(a)	121	25,945
GoDaddy, Inc. — Class A(a)	542	106,975
MongoDB, Inc.(a)	271	63,091
Okta, Inc.(a)	274	21,591
Snowflake, Inc. — Class A(a)	1,213	187,299
Twilio, Inc. — Class A(a)	130	14,050
VeriSign, Inc.(a)	21	4,346

		566,349

Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(a)	4,076	492,340
Applied Materials, Inc.	2,933	476,994
Astera Labs, Inc.(a)	4	530
Broadcom, Inc.	17,445	4,044,449
Enphase Energy, Inc.(a)	505	34,683
Entegris, Inc.	577	57,158
KLA Corp.	517	325,772
Lam Research Corp.	5,011	361,944
Lattice Semiconductor Corp.(a)	452	25,606
Marvell Technology, Inc.	263	29,048
MKS Instruments, Inc.	15	1,566
Monolithic Power Systems, Inc.	180	106,506
NVIDIA Corp.	89,783	12,056,959
Onto Innovation, Inc.(a)	48	8,000
QUALCOMM, Inc.	4,019	617,399
Teradyne, Inc.	546	68,752
Texas Instruments, Inc.	423	79,317
Universal Display Corp.	90	13,158

		18,800,181

Software — 18.3%
Adobe, Inc.(a)	1,701	756,401
Appfolio, Inc. — Class A(a)	87	21,465
AppLovin Corp. — Class A(a)	1,006	325,773
Atlassian Corp., Ltd. — Class A(a)	602	146,515
Autodesk, Inc.(a)	826	244,141
Bentley Systems, Inc. — Class B	537	25,078
BILL Holdings, Inc.(a)	98	8,302
Cadence Design Systems, Inc.(a)	1,046	314,281
Cloudflare, Inc. — Class A(a)	1,150	123,832
Coinbase Global, Inc. — Class A(a)	636	157,919
Confluent, Inc. — Class A(a)	949	26,534

Company	Shares	U.S. $ Value
Software (Continued)
Crowdstrike Holdings, Inc. — Class A(a)	870	$297,679
Datadog, Inc. — Class A(a)	1,146	163,752
DocuSign, Inc.(a)	779	70,063
DoubleVerify Holdings, Inc.(a)	313	6,013
Dropbox, Inc. — Class A(a)	282	8,471
Elastic NV(a)	312	30,913
Fair Isaac Corp.(a)	77	153,302
Five9, Inc.(a)	281	11,420
Fortinet, Inc.(a)	1,975	186,598
Gitlab, Inc. — Class A(a)	454	25,583
Guidewire Software, Inc.(a)	143	24,107
HashiCorp, Inc. — Class A(a)	423	14,471
HubSpot, Inc.(a)	187	130,296
Intuit, Inc.	1,048	658,668
Manhattan Associates, Inc.(a)	235	63,506
Microsoft Corp.	28,532	12,026,238
MicroStrategy, Inc. — Class A(a)	38	11,006
nCino, Inc.(a)	196	6,582
Nutanix, Inc. — Class A(a)	264	16,151
Oracle Corp.	6,026	1,004,173
Palantir Technologies, Inc. — Class A(a)	7,716	583,561
Palo Alto Networks, Inc.(a)	2,362	429,789
Pegasystems, Inc.(a)	171	15,937
Procore Technologies, Inc.(a)	404	30,272
PTC, Inc.(a)	276	50,748
RingCentral, Inc. — Class A(a)	315	11,028
Salesforce, Inc.	3,050	1,019,710
SentinelOne, Inc. — Class A(a)	170	3,774
ServiceNow, Inc.(a)	788	835,374
Smartsheet, Inc. — Class A(a)	513	28,743
Synopsys, Inc.(a)	584	283,450
Teradata Corp.(a)	372	11,588
Tyler Technologies, Inc.(a)	138	79,576
UiPath, Inc. — Class A(a)	1,462	18,582
Unity Software, Inc.(a)	506	11,370
Workday, Inc. — Class A(a)	812	209,520
Zscaler, Inc.(a)	351	63,324

		20,745,579

Technology Hardware, Storage & Peripherals — 12.3%
Apple, Inc.	55,026	13,779,611
Dell Technologies, Inc. — Class C	165	19,015
HP, Inc.	908	29,628
NetApp, Inc.	354	41,092
Pure Storage, Inc. — Class A(a)	1,026	63,027
Super Micro Computer, Inc.(a)	1,900	57,912

		13,990,285

Total Information Technology		54,932,105

Consumer Discretionary — 15.9%

Automobiles — 3.8%
Tesla, Inc.(a)	10,663	4,306,146

Broadline Retail — 7.1%
Amazon.com, Inc.(a)	36,084	7,916,469
Coupang, Inc.(a)	4,441	97,613
Etsy, Inc.(a)	291	15,391

		8,029,473

FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Distributors — 0.0%
Pool Corp.	143	$48,754

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	33	3,658
Duolingo, Inc.(a)	141	45,717
Grand Canyon Education, Inc.(a)	36	5,897
H&R Block, Inc.	104	5,495

		60,767

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. — Class A(a)	1,677	220,375
Booking Holdings, Inc.	123	611,116
Cava Group, Inc.(a)	289	32,599
Chipotle Mexican Grill, Inc.(a)	5,240	315,972
Choice Hotels International, Inc.(a)	91	12,920
Churchill Downs, Inc.	267	35,655
Darden Restaurants, Inc.	241	44,992
Domino’s Pizza, Inc.	47	19,729
DoorDash, Inc. — Class A(a)	1,161	194,758
DraftKings, Inc. — Class A(a)	1,736	64,579
Dutch Bros, Inc. — Class A(a)	165	8,643
Expedia Group, Inc.(a)	485	90,370
Hilton Worldwide Holdings, Inc.	483	119,378
Hyatt Hotels Corp. — Class A	24	3,768
Las Vegas Sands Corp.	1,357	69,696
Light & Wonder, Inc.(a)	346	29,887
McDonald’s Corp.	177	51,311
Norwegian Cruise Line Holdings Ltd.(a)	1,641	42,223
Planet Fitness, Inc. — Class A(a)	181	17,895
Royal Caribbean Cruises Ltd.	315	72,667
Starbucks Corp.	3,373	307,786
Texas Roadhouse, Inc.	256	46,190
Vail Resorts, Inc.(a)	122	22,869
Wendy’s Co. (The)	325	5,297
Wingstop, Inc.	112	31,830
Wyndham Hotels & Resorts, Inc.	26	2,621
Wynn Resorts Ltd.	29	2,499
Yum! Brands, Inc.	415	55,676

		2,533,301

Household Durables — 0.0%
SharkNinja, Inc.(a)	50	4,868
Tempur Sealy International, Inc.	643	36,452
TopBuild Corp.(a)	10	3,113

		44,433

Leisure Products — 0.0%
Hasbro, Inc.	466	26,054
YETI Holdings, Inc.(a)	97	3,736

		29,790

Specialty Retail — 2.2%
AutoZone, Inc.(a)	60	192,120
Burlington Stores, Inc.(a)	243	69,270
CarMax, Inc.(a)	42	3,434
Carvana Co.(a)	145	29,487
Dick’s Sporting Goods, Inc.	20	4,577
Dynatrace, Inc.(a)	1,131	61,470
Five Below, Inc.(a)	166	17,423
Floor & Decor Holdings, Inc. — Class A(a)	147	14,656
Home Depot, Inc. (The)	3,037	1,181,363

Company	Shares	U.S. $ Value
Specialty Retail (Continued)
Murphy USA, Inc.	71	$35,624
O’Reilly Automotive, Inc.(a)	205	243,089
RH(a)	11	4,329
Ross Stores, Inc.	291	44,020
TJX Cos., Inc. (The)	2,569	310,361
Tractor Supply Co.	2,070	109,834
Ulta Beauty, Inc.(a)	159	69,154
Valvoline, Inc.(a)	495	17,909
Williams-Sonoma, Inc.	289	53,517

		2,461,637

Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(a)	41	4,491
Deckers Outdoor Corp.(a)	582	118,198
Lululemon Athletica, Inc.(a)	463	177,056
NIKE, Inc. — Class B	2,852	215,811
Skechers USA, Inc. — Class A(a)	44	2,958

		518,514

Total Consumer Discretionary		18,032,815

Communication Services — 13.2%

Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	41	1,190

Entertainment — 1.7%
Liberty Media Corp.-Liberty Formula One — Class A(a)	32	2,689
Liberty Media Corp. — Liberty Formula One — Class C(a)	281	26,037
Live Nation Entertainment, Inc.(a)	606	78,477
Madison Square Garden Sports Corp.(a)	6	1,354
Netflix, Inc.(a)	1,642	1,463,547
ROBLOX Corp. — Class A(a)	1,959	113,348
Roku, Inc.(a)	73	5,427
Spotify Technology SA(a)	564	252,322
TKO Group Holdings, Inc.(a)	41	5,827

		1,949,028

Interactive Media & Services — 11.3%
Alphabet, Inc. — Class A	22,551	4,268,904
Alphabet, Inc. — Class C	18,656	3,552,849
Meta Platforms, Inc. — Class A	8,406	4,921,797
Pinterest, Inc. — Class A(a)	2,306	66,874
TripAdvisor, Inc.(a)	22	325

		12,810,749

Media — 0.2%
Liberty Broadband Corp. — Class A(a)	16	1,190
Liberty Broadband Corp. — Class C(a)	104	7,775
Nexstar Media Group, Inc.	47	7,425
Trade Desk, Inc. (The) — Class A(a)	1,695	199,213

		215,603

Total Communication Services		14,976,570

Health Care — 6.6%

Biotechnology — 1.3%
AbbVie, Inc.	2,936	521,727
Alnylam Pharmaceuticals, Inc.(a)	430	101,183
Amgen, Inc.	1,603	417,806
Apellis Pharmaceuticals, Inc.(a)	400	12,764

FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Biotechnology (Continued)
Exact Sciences Corp.(a)	276	$15,508
Exelixis, Inc.(a)	915	30,470
Incyte Corp.(a)	36	2,487
Ionis Pharmaceuticals, Inc.(a)	558	19,508
Natera, Inc.(a)	434	68,702
Neurocrine Biosciences, Inc.(a)	382	52,143
Regeneron Pharmaceuticals, Inc.(a)	34	24,219
Sarepta Therapeutics, Inc.(a)	347	42,192
Ultragenyx Pharmaceutical, Inc.(a)	346	14,556
Vertex Pharmaceuticals, Inc.(a)	496	199,739
Viking Therapeutics, Inc.(a)	403	16,217

		1,539,221

Health Care Equipment & Supplies — 1.2%
Align Technology, Inc.(a)	168	35,030
Dexcom, Inc.(a)	1,535	119,377
Doximity, Inc. — Class A(a)	35	1,869
Edwards Lifesciences Corp.(a)	438	32,425
GE Healthcare, Inc.	164	12,821
IDEXX Laboratories, Inc.(a)	316	130,647
Inspire Medical Systems, Inc.(a)	112	20,762
Insulet Corp.(a)	268	69,967
Intuitive Surgical, Inc.(a)	1,355	707,256
Masimo Corp.(a)	85	14,050
Penumbra, Inc.(a)	141	33,485
ResMed, Inc.	152	34,761
Stryker Corp.	412	148,341

		1,360,791

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	555	65,640
Cencora, Inc.	637	143,121
Chemed Corp.(a)	6	3,179
Cigna Group (The)	97	26,786
DaVita, Inc.(a)	193	28,863
Elevance Health, Inc.	143	52,753
HCA Healthcare, Inc.	177	53,126
McKesson Corp.	214	121,961
Molina Healthcare, Inc.(a)	141	41,038
UnitedHealth Group, Inc.	240	121,406

		657,873

Health Care Technology — 0.1%
Veeva Systems, Inc. — Class A(a)	566	119,002

Life Sciences Tools & Services — 0.2%
10X Genomics, Inc. — Class A(a)	267	3,834
Bruker Corp.	265	15,534
Fortrea Holdings, Inc.(a)	35	653
IQVIA Holdings, Inc.(a)	78	15,328
Medpace Holdings, Inc.(a)	97	32,226
Repligen Corp.(a)	31	4,462
Waters Corp.(a)	138	51,195
West Pharmaceutical Services, Inc.	169	55,358

		178,590

Pharmaceuticals — 3.2%
Eli Lilly & Co.	3,071	2,370,812
Intra-Cellular Therapies, Inc.(a)	395	32,990
Merck & Co., Inc.	9,729	967,841
Zoetis, Inc.	1,447	235,760

		3,607,403

Total Health Care		7,462,880

Company	Shares	U.S. $ Value
Financials — 6.3%

Banks — 0.1%
NU Holdings Ltd./Cayman Islands — Class A(a)	12,203	$126,423
Popular, Inc.(a)	28	2,634

		129,057

Capital Markets — 1.6%
Ameriprise Financial, Inc.	350	186,350
Ares Management Corp. — Class A	702	124,275
Blackstone, Inc.	2,707	466,741
Blue Owl Capital, Inc.	1,924	44,752
Charles Schwab Corp. (The)	572	42,334
FactSet Research Systems, Inc.	52	24,975
Goldman Sachs Group, Inc. (The)	325	186,102
Houlihan Lokey, Inc.	18	3,126
Jefferies Financial Group, Inc.	189	14,818
KKR & Co., Inc.	744	110,045
Lazard, Inc.	393	20,232
LPL Financial Holdings, Inc.	285	93,055
Moody’s Corp.	606	286,862
Morgan Stanley	263	33,064
MSCI, Inc.	171	102,602
TPG, Inc.	80	5,027
Tradeweb Markets, Inc. — Class A	176	23,042
XP, Inc. — Class A	158	1,872

		1,769,274

Consumer Finance — 0.2%
Ally Financial, Inc.	143	5,149
American Express Co.	807	239,512
Credit Acceptance Corp.(a)	19	8,920
SoFi Technologies, Inc.(a)	624	9,610

		263,191

Financial Services — 3.8%
Apollo Global Management, Inc.	1,497	247,244
Block, Inc.(a)	899	76,406
Corpay, Inc.(a)	262	88,666
Equitable Holdings, Inc.	1,253	59,104
Fiserv, Inc.(a)	699	143,589
Mastercard, Inc. — Class A	3,170	1,669,227
Morningstar, Inc.	102	34,349
Shift4 Payments, Inc. — Class A(a)	235	24,388
Toast, Inc. — Class A(a)	1,701	62,001
UWM Holdings Corp.	249	1,462
Visa, Inc. — Class A	6,045	1,910,462
Western Union Co. (The)	228	2,417
WEX, Inc.(a)	15	2,630

		4,321,945

Insurance — 0.6%
Allstate Corp. (The)	157	30,268
Arthur J Gallagher & Co.	57	16,180
Brown & Brown, Inc.	403	41,114
Everest Group Ltd.	27	9,786
Kinsale Capital Group, Inc.	84	39,071
Markel Group, Inc.(a)	12	20,715
Marsh & McLennan Cos., Inc.	259	55,014
Progressive Corp. (The)	1,890	452,863
RLI Corp.	10	1,648
Ryan Specialty Holdings, Inc.	392	25,151

		691,810

Total Financials		7,175,277

FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Industrials — 4.2%

Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(a)	275	$163,438
Boeing Co. (The)(a)	433	76,641
General Electric Co.	898	149,777
HEICO Corp.	169	40,178
HEICO Corp. — Class A	311	57,871
Howmet Aerospace, Inc.	95	10,390
Loar Holdings, Inc.(a)	37	2,735
Lockheed Martin Corp.	262	127,316
Spirit AeroSystems Holdings, Inc. — Class A(a)	56	1,908
Standardaero, Inc.(a)	85	2,105
TransDigm Group, Inc.	42	53,226

		685,585

Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	88	9,748

Building Products — 0.3%
AAON, Inc.	262	30,832
Advanced Drainage Systems, Inc.	102	11,791
Armstrong World Industries, Inc.	56	7,915
AZEK Co., Inc. (The)(a)	386	18,323
Builders FirstSource, Inc.(a)	42	6,003
Carlisle Cos., Inc.	24	8,852
Lennox International, Inc.	123	74,944
Simpson Manufacturing Co., Inc.	15	2,487
Trane Technologies PLC	296	109,328
Trex Co., Inc.(a)	416	28,717

		299,192

Commercial Services & Supplies — 0.7%
Cintas Corp.	1,259	230,019
Copart, Inc.(a)	3,118	178,942
Rollins, Inc.	1,071	49,641
Tetra Tech, Inc.	220	8,765
Veralto Corp.	426	43,388
Waste Management, Inc.	1,538	310,353

		821,108

Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	135	57,248
EMCOR Group, Inc.	70	31,773
Quanta Services, Inc.	170	53,728
WillScot Holdings Corp.(a)	208	6,958

		149,707

Electrical Equipment — 0.2%
BWX Technologies, Inc.	71	7,909
Generac Holdings, Inc.(a)	111	17,210
Rockwell Automation, Inc.	40	11,432
Vertiv Holdings Co. — Class A	1,373	155,986

		192,537

Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)	26	2,096
Lyft, Inc. — Class A(a)	954	12,307
Old Dominion Freight Line, Inc.	753	132,829
Saia, Inc.(a)	59	26,888
U-Haul Holding Co.(a)	13	898

Company	Shares	U.S. $ Value
Ground Transportation (Conti nued)
U-Haul Holding Co. (Non-Voting)	166	$10,632
Uber Technologies, Inc.(a)	7,708	464,946
Union Pacific Corp.	1,121	255,633
XPO, Inc.(a)	438	57,444

		963,673

Industrial Conglomerates — 0.1%
3M Co.	394	50,862
Honeywell International, Inc.	388	87,645

		138,507

Machinery — 0.2%
Caterpillar, Inc.	266	96,494
Illinois Tool Works, Inc.	426	108,017
Lincoln Electric Holdings, Inc.(a)	59	11,061

		215,572

Passenger Airlines — 0.0%
American Airlines Group, Inc.(a)	181	3,155

Professional Services — 0.8%
Automatic Data Processing, Inc.	1,463	428,264
Booz Allen Hamilton Holding Corp.	491	63,192
Broadridge Financial Solutions, Inc.	410	92,697
Dayforce, Inc.(a)	61	4,431
Equifax, Inc.	95	24,211
KBR, Inc.	44	2,549
Paychex, Inc.	443	62,117
Paycom Software, Inc.	123	25,211
Paycor HCM, Inc.(a)	27	501
Paylocity Holding Corp.(a)	168	33,511
TransUnion	42	3,894
Verisk Analytics, Inc.	546	150,385

		890,963

Trading Companies & Distributors — 0.3%
Core & Main, Inc. — Class A(a)	483	24,590
Fastenal Co.	1,851	133,105
Ferguson Enterprises, Inc.	52	9,026
SiteOne Landscape Supply, Inc.(a)	63	8,302
United Rentals, Inc.	62	43,675
WW Grainger, Inc.	145	152,837

		371,535

Total Industrials		4,741,282

Consumer Staples — 3.2%

Beverages — 1.1%
Boston Beer Co., Inc. (The) — Class A(a)	7	2,100
Celsius Holdings, Inc.(a)	675	17,779
Coca-Cola Co. (The)	8,534	531,327
Monster Beverage Corp.(a)	2,196	115,422
PepsiCo, Inc.	4,167	633,634

		1,300,262

Consumer Staples Distribution & Retail — 1.5%
Casey’s General Stores, Inc.	25	9,906
Costco Wholesale Corp.	1,701	1,558,575
Performance Food Group Co.(a)	84	7,102
Sysco Corp.	1,186	90,682

		1,666,265

FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
Food Products — 0.0%
Freshpet, Inc.(a)	57	$8,442
Hershey Co. (The)	78	13,209
Lamb Weston Holdings, Inc.	177	11,829
Pilgrim’s Pride Corp.(a)	15	681

		34,161

Household Products — 0.6%
Clorox Co. (The)	476	77,307
Colgate-Palmolive Co.	1,715	155,911
Kimberly-Clark Corp.	530	69,451
Procter & Gamble Co. (The)	2,019	338,485

		641,154

Personal Care Products — 0.0%
elf Beauty, Inc.(a)	206	25,863
Estee Lauder Cos., Inc. (The) — Class A	319	23,919

		49,782

Total Consumer Staples		3,691,624

Materials — 0.6%

Chemicals — 0.5%
Celanese Corp.	107	7,405
Chemours Co., (The)	42	710
Ecolab, Inc.	831	194,720
RPM International, Inc.	110	13,537
Sherwin-Williams Co. (The)	820	278,742

		495,114

Construction Materials — 0.1%
Eagle Materials, Inc.	97	23,936
Martin Marietta Materials, Inc.	13	6,714
Vulcan Materials Co.	131	33,697

		64,347

Containers & Packaging — 0.0%
Avery Dennison Corp.	116	21,707
Sealed Air Corp.	30	1,015

		22,722

Metals & Mining — 0.0%
Cleveland — Cliffs, Inc.(a)	604	5,678
Southern Copper Corp.	334	30,437

		36,115

Paper & Forest Products — 0.0%
Louisiana — Pacific Corp.(a)	172	17,811

Total Materials		636,109

Real Estate — 0.5%

Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.(a)	56	14,176
Trump Media & Technology Group Corp.(a)	138	4,705

		18,881

Retail REITs — 0.1%
Simon Property Group, Inc.	318	54,763

Company	Shares	U.S. $ Value
Specialized REITs — 0.4%
American Tower Corp.	1,791	$328,487
Equinix, Inc.	20	18,858
Iron Mountain, Inc.	638	67,060
Lamar Advertising Co. — Class A	84	10,226
Public Storage	92	27,549

		452,180

Total Real Estate		525,824

Energy — 0.4%

Energy Equipment & Services — 0.0%
Weatherford International PLC	277	19,842

Oil, Gas & Consumable Fuels — 0.4%
Antero Midstream Corp.	496	7,485
Cheniere Energy, Inc.	450	96,692
Civitas Resources, Inc.	105	4,816
EQT Corp.	140	6,455
Hess Corp.	693	92,176
Matador Resources Co.	34	1,913
New Fortress Energy, Inc.	132	1,996
Permian Resources Corp.	534	7,679
Targa Resources Corp.	843	150,475
Texas Pacific Land Corp.	72	79,629
Viper Energy, Inc.	113	5,545

		454,861

Total Energy		474,703

Utilities — 0.2%

Electric Utilities — 0.1%
Constellation Energy Corp.	192	42,952
NRG Energy, Inc.	326	29,412

		72,364

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,321	182,126

Total Utilities		254,490

Total Investments — 99.5% (cost $51,864,421)		112,903,679
Other assets less liabilities — 0.5%		536,346

Net Assets — 100.0%		$113,440,025

FSA-24

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2024

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
S&P 500 Index E-Mini Futures	24	March 2025	$18,572	$(18,602)

(a)	Non-income producing security.

Glossary:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2024

% of Total Investments*	Country Diversification
99.8%	United States
0.2%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.1% or less in the following: Brazil, Mexico, Puerto Rico, and South Korea.

FSA-26

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $17,709,383)	$22,123,035
Cash	606,858
Fees receivable from contractowners	6,220
Interest and dividends receivable	4,744

Total assets	22,740,857

Liabilities:
Payable for investments securities sold	22,918
Asset management fee payable	18,926
Due to Equitable Financial’s General Account	12,756
Accrued custody and bank fees	2,320
Accrued expenses	4,057

Total liabilities	60,977

Net Assets Attributable to Contractowners or in Accumulation	$22,679,880

	Units Outstanding	Unit Values
Institutional	73	$19,162.10
RIA	5,817	164.31
MRP	614,295	33.09

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Income (Note 2):
Dividends	$101,177
Interest	18,903

Total investment income	120,080

Expenses (Note 6):
Investment management fees	(141,437)
Custody and bank fees	(5,540)
Other operating expenses	(8,543)

Total expenses	(155,520)

Net Investment Income (Loss)	(35,440)

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) from investments	3,956,586
Change in unrealized appreciation (depreciation) of investments	151,329

Net Realized and Unrealized Gain (Loss) on Investments	4,107,915

Net Increase (Decrease) in Net Assets Attributable to Operations	$4,072,475

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(35,440)	$(30,433)
Net realized gain (loss) on investments	3,956,586	1,431,257
Net change in unrealized appreciation (depreciation) of investments	151,329	2,869,567

Net increase (decrease) in assets attributable to operations	4,072,475	4,270,391

From Contractowners Transactions:
Contributions	1,120,131	1,359,239
Withdrawals	(4,970,884)	(2,031,675)
Asset management fees (Note 6)	(85,663)	(77,552)
Administrative fees (Note 6)	(122,856)	(111,942)

Net increase (decrease) in net assets attributable to contractowners transactions	(4,059,272)	(861,930)

Increase (Decrease) in Net Assets	13,203	3,408,461
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	22,666,677	19,258,216

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$22,679,880	$22,666,677

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Company	Shares	U.S. $ Value
COMMON STOCKS — 97.5%

Information Technology — 28.4%

Communications Equipment — 1.9%
Arista Networks, Inc.(a)	3,875	$428,304

Electronic Equipment, Instruments & Components — 1.8%
Coherent Corp.(a)	4,247	402,318

Software — 24.7%
AppLovin Corp. — Class A(a)	2,664	862,683
CyberArk Software Ltd.(a)	1,144	381,124
Fair Isaac Corp.(a)	307	611,216
HubSpot, Inc.(a)	990	689,802
Klaviyo, Inc. — Class A(a)	11,152	459,908
Manhattan Associates, Inc.(a)	2,008	542,642
Monday.com Ltd.(a)	1,477	347,745
Nutanix, Inc. — Class A(a)	8,280	506,570
PTC, Inc.(a)	1,739	319,750
Samsara, Inc. — Class A(a)	7,164	312,995
Tyler Technologies, Inc.(a)	1,001	577,217

		5,611,652

Total Information Technology		6,442,274

Industrials — 23.3%

Aerospace & Defense — 7.4%
Axon Enterprise, Inc.(a)	1,289	766,078
Curtiss—Wright Corp.	1,409	500,012
Howmet Aerospace, Inc.	3,799	415,497

		1,681,587

Building Products — 4.7%
Carlisle Cos., Inc.	1,015	374,373
Lennox International, Inc.	1,110	676,323

		1,050,696

Commercial Services & Supplies — 2.0%
Copart, Inc.(a)	7,909	453,897

Electrical Equipment — 3.2%
Vertiv Holdings Co. — Class A	6,414	728,695

Ground Transportation — 4.4%
Saia, Inc.(a)	1,085	494,467
XPO, Inc.(a)	3,894	510,698

		1,005,165

Professional Services — 1.6%
FTI Consulting, Inc.(a)	1,937	370,219

Total Industrials		5,290,259

Health Care — 11.4%

Biotechnology — 6.1%
Argenx SE (ADR)(a)	473	290,895
Halozyme Therapeutics, Inc.(a)	4,090	195,543
Natera, Inc.(a)	3,383	535,529
Neurocrine Biosciences, Inc.(a)	2,595	354,217

		1,376,184

Health Care Equipment & Supplies — 4.1%
IDEXX Laboratories, Inc.(a)	1,238	511,839
Insulet Corp.(a)	1,603	418,495

		930,334

Company	Shares	U.S. $ Value
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc.(a)	227	$277,776

Total Health Care		2,584,294

Consumer Discretionary — 10.9%
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.(a)	8,097	488,249
Wingstop, Inc.	1,848	525,202

		1,013,451

Household Durables — 0.5%
NVR, Inc.(a)	14	114,505

Specialty Retail — 5.9%
Ross Stores, Inc.	4,127	624,291
Tractor Supply Co.	13,555	719,228

		1,343,519

Total Consumer Discretionary		2,471,475

Financials — 9.4%
Capital Markets — 7.2%
Ares Management Corp. — Class A	4,188	741,401
Jefferies Financial Group, Inc.	6,872	538,765
Robinhood Markets, Inc. — Class A(a)	9,665	360,118

		1,640,284

Insurance — 2.2%
Ryan Specialty Holdings, Inc.	7,567	485,499

Total Financials		2,125,783

Communication Services — 6.1%
Entertainment — 2.5%
Spotify Technology SA(a)	1,240	554,751

Media — 3.6%
Trade Desk, Inc. (The) — Class A(a)	7,024	825,531

Total Communication Services		1,380,282

Utilities — 3.2%
Independent Power and Renewable Electricity Producers — 3.2%
Vistra Corp.	5,282	728,229

Energy — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Targa Resources Corp.	3,309	590,656

Real Estate — 2.2%

Specialized REITs — 2.2%
Iron Mountain, Inc.	4,850	509,783

Total Investments — 97.5% (cost $17,709,383)		22,123,035
Other assets less liabilities — 2.5%		556,845

Net Assets — 100.0%		$22,679,880

(a)	Non-income producing security.

Glossary:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2024

% of Total Investments*	Country Diversification
98.7%	United States
1.3%	Netherlands

100.0%

The accompanying notes are an integral part of these financial statements.

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time.

FSA-31

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Assets:
Investments in shares of the Portfolios, at fair value	$895,271	$382,892	$891,197	$2,059,915	$1,852,689	$1,516,180
Receivable for policy-related transactions	741	191	5,263	1,149	5,101	2,460

Total assets	896,012	383,083	896,460	2,061,064	1,857,790	1,518,640

Liabilities:
Payable for shares of the Portfolios purchased	720	191	5,263	1,149	5,101	2,460
Payable for direct operating expenses	201	188	410	582	402	359

Total liabilities	921	379	5,673	1,731	5,503	2,819

Net Assets	$895,091	$382,704	$890,787	$2,059,333	$1,852,287	$1,515,821

Net Assets:
Accumulation unit values	$895,029	$382,571	$890,159	$2,059,154	$1,852,191	$1,515,751
Retained by Equitable Financial in Separate Account No. 66	62	133	628	179	96	70

Total Net Assets	$895,091	$382,704	$890,787	$2,059,333	$1,852,287	$1,515,821

Investments in shares of the Portfolios, at cost	$653,086	$390,823	$918,061	$2,066,779	$1,772,341	$1,486,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, the American Funds Insurance Series, or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,096,890	$1,178,285	$1,068,638	$1,913,793	$165,988	$2,799,997
Receivable for policy-related transactions	869	7,903	10,994	1,713	554	5,162

Total assets	1,097,759	1,186,188	1,079,632	1,915,506	166,542	2,805,159

Liabilities:
Payable for shares of the Portfolios purchased	869	7,903	10,994	1,730	554	5,212
Payable for direct operating expenses	199	222	173	404	6	413

Total liabilities	1,068	8,125	11,167	2,134	560	5,625

Net Assets	$1,096,691	$1,178,063	$1,068,465	$1,913,372	$165,982	$2,799,534

Net Assets:
Accumulation unit values	$1,096,638	$1,178,016	$1,068,434	$1,912,440	$165,958	$2,797,192
Retained by Equitable Financial in Separate Account No. 66	53	47	31	932	24	2,342

Total Net Assets	$1,096,691	$1,178,063	$1,068,465	$1,913,372	$165,982	$2,799,534

Investments in shares of the Portfolios, at cost	$1,047,297	$1,078,049	$996,763	$2,014,812	$161,013	$2,489,306

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS IS 2025 TARGET DATE FUND	AMERICAN FUNDS IS 2035 TARGET DATE FUND	AMERICAN FUNDS IS 2055 TARGET DATE FUND	AMERICAN FUNDS IS 2060 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$3,960,020	$51,411	$977	$18,516	$690
Receivable for shares of the Portfolios sold	—	2	—	—	—
Receivable for policy-related transactions	172	—	—	—	—

Total assets	3,960,192	51,413	977	18,516	690

Liabilities:
Payable for shares of the Portfolios purchased	551	—	—	—	—
Payable for policy-related transactions	—	2	—	—	—
Payable for direct operating expenses	925	—	—	1	—

Total liabilities	1,476	2	—	1	—

Net Assets	$3,958,716	$51,411	$977	$18,515	$690

Net Assets:
Accumulation unit values	$3,956,178	$51,411	$977	$18,515	$690
Retained by Equitable Financial in Separate Account No. 66	2,538	—	—	—	—

Total Net Assets	$3,958,716	$51,411	$977	$18,515	$690

Investments in shares of the Portfolios, at cost	$2,851,421	$52,828	$1,000	$19,229	$710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$803,622	$2,316,966	$384,615	$9,383,214	$717,823	$2,297,356
Receivable for shares of the Portfolios sold	13,915	19,862	—	—	16,507	307
Receivable for policy-related transactions	—	—	3,897	1,851	—	—

Total assets	817,537	2,336,828	388,512	9,385,065	734,330	2,297,663

Liabilities:
Payable for shares of the Portfolios purchased	—	—	3,898	2,263	—	—
Payable for policy-related transactions	13,915	19,852	—	—	16,531	538
Payable for direct operating expenses	86	387	(92)	1,574	204	470

Total liabilities	14,001	20,239	3,806	3,837	16,735	1,008

Net Assets	$803,536	$2,316,589	$384,706	$9,381,228	$717,595	$2,296,655

Net Assets:
Accumulation unit values	$803,058	$2,315,499	$384,651	$9,369,516	$717,026	$2,296,473
Retained by Equitable Financial in Separate Account No. 66	478	1,090	55	11,712	569	182

Total Net Assets	$803,536	$2,316,589	$384,706	$9,381,228	$717,595	$2,296,655

Investments in shares of the Portfolios, at cost	$830,995	$2,432,798	$393,088	$7,893,846	$579,125	$2,555,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$766,259	$880,423	$29,802,997	$1,137,633	$3,625,113	$1,482,878
Receivable for shares of the Portfolios sold	2,194	10,218	86,840	—	81,913	—
Receivable for policy-related transactions	—	—	—	619	—	430

Total assets	768,453	890,641	29,889,837	1,138,252	3,707,026	1,483,308

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	832	—	598
Payable for policy-related transactions	2,325	10,314	88,331	—	82,863	—
Payable for direct operating expenses	45	130	4,018	143	475	144

Total liabilities	2,370	10,444	92,349	975	83,338	742

Net Assets	$766,083	$880,197	$29,797,488	$1,137,277	$3,623,688	$1,482,566

Net Assets:
Accumulation unit values	$765,820	$880,120	$29,770,111	$1,136,607	$3,623,570	$1,481,743
Retained by Equitable Financial in Separate Account No. 66	263	77	27,377	670	118	823

Total Net Assets	$766,083	$880,197	$29,797,488	$1,137,277	$3,623,688	$1,482,566

Investments in shares of the Portfolios, at cost	$829,773	$958,529	$20,079,863	$1,175,793	$3,831,792	$1,538,870

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$6,881,869	$1	$961,990	$1,560,439	$96,349	$15,296,687
Receivable for shares of the Portfolios sold	—	—	48,972	16,296	83	22,660
Receivable for policy-related transactions	5,310	2	—	—	—	—

Total assets	6,887,179	3	1,010,962	1,576,735	96,432	15,319,347

Liabilities:
Payable for shares of the Portfolios purchased	3,938	—	—	—	—	—
Payable for policy-related transactions	—	—	48,602	16,392	83	22,903
Payable for direct operating expenses	494	—	147	193	—	2,077

Total liabilities	4,432	—	48,749	16,585	83	24,980

Net Assets	$6,882,747	$3	$962,213	$1,560,150	$96,349	$15,294,367

Net Assets:
Accumulation unit values	$6,879,510	$3	$961,550	$1,558,313	$96,212	$15,290,380
Retained by Equitable Financial in Separate Account No. 66	3,237	—	663	1,837	137	3,987

Total Net Assets	$6,882,747	$3	$962,213	$1,560,150	$96,349	$15,294,367

Investments in shares of the Portfolios, at cost	$6,211,510	$1	$915,008	$1,301,300	$94,097	$13,597,041

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$4,355,526	$6,673,624	$1,200,658	$957,851	$3,899,869	$28,925,106
Receivable for shares of the Portfolios sold	10,281	—	8,169	32,717	—	127,521
Receivable for policy-related transactions	—	1,035	—	—	—	—

Total assets	4,365,807	6,674,659	1,208,827	990,568	3,899,869	29,052,627

Liabilities:
Payable for shares of the Portfolios purchased	—	1,587	—	—	289	—
Payable for policy-related transactions	10,281	—	8,169	32,721	61	128,536
Payable for direct operating expenses	559	1,041	130	82	59	6,242

Total liabilities	10,840	2,628	8,299	32,803	409	134,778

Net Assets	$4,354,967	$6,672,031	$1,200,528	$957,765	$3,899,460	$28,917,849

Net Assets:
Accumulation unit values	$4,342,836	$6,661,845	$1,200,262	$954,701	$3,894,516	$28,912,532
Retained by Equitable Financial in Separate Account No. 66	12,131	10,186	266	3,064	4,944	5,317

Total Net Assets	$4,354,967	$6,672,031	$1,200,528	$957,765	$3,899,460	$28,917,849

Investments in shares of the Portfolios, at cost	$4,340,705	$6,812,520	$1,211,372	$933,332	$3,698,748	$31,477,208

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$2,614,400	$14,286,208	$606,732	$1,149,379	$35,299	$3,900,086
Receivable for shares of the Portfolios sold	79	3,370	1,158	24,741	29	—
Receivable for policy-related transactions	—	—	—	—	—	781

Total assets	2,614,479	14,289,578	607,890	1,174,120	35,328	3,900,867

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	520
Payable for policy-related transactions	2,082	3,714	1,158	24,969	29	—
Payable for direct operating expenses	608	2,080	198	169	—	389

Total liabilities	2,690	5,794	1,356	25,138	29	909

Net Assets	$2,611,789	$14,283,784	$606,534	$1,148,982	$35,299	$3,899,958

Net Assets:
Accumulation unit values	$2,610,181	$14,283,784	$606,393	$1,148,823	$35,250	$3,897,755
Retained by Equitable Financial in Separate Account No. 66	1,608	—	141	159	49	2,203

Total Net Assets	$2,611,789	$14,283,784	$606,534	$1,148,982	$35,299	$3,899,958

Investments in shares of the Portfolios, at cost	$2,790,319	$14,289,229	$711,830	$1,179,194	$36,402	$3,881,942

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/VALUE EQUITY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$16	$159,613	$264,296	$9,139,472	$540,490	$1,315,812
Receivable for shares of the Portfolios sold	—	—	15,960	662,601	18	26
Receivable for policy-related transactions	—	1,014	—	—	—	—

Total assets	16	160,627	280,256	9,802,073	540,508	1,315,838

Liabilities:
Payable for shares of the Portfolios purchased	—	1,014	—	—	—	—
Payable for policy-related transactions	—	—	15,960	662,133	18	23
Payable for direct operating expenses	—	41	(138)	1,837	(171)	47

Total liabilities	—	1,055	15,822	663,970	(153)	70

Net Assets	$16	$159,572	$264,434	$9,138,103	$540,661	$1,315,768

Net Assets:
Accumulation unit values	$6	$159,555	$264,284	$9,127,114	$540,477	$1,314,908
Retained by Equitable Financial in Separate Account No. 66	10	17	150	10,989	184	860

Total Net Assets	$16	$159,572	$264,434	$9,138,103	$540,661	$1,315,768

Investments in shares of the Portfolios, at cost	$15	$162,154	$267,552	$8,767,107	$692,135	$1,410,987

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$951,344	$2,113,841	$37,718	$2,482,202	$8,953,678
Receivable for shares of the Portfolios sold	11,514	89	8	65,463	2,026
Receivable for policy-related transactions	—	—	72	—	—

Total assets	962,858	2,113,930	37,798	2,547,665	8,955,704

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—
Payable for policy-related transactions	11,514	74	—	65,463	2,026
Payable for direct operating expenses	66	424	22	1,007	1,960

Total liabilities	11,580	498	22	66,470	3,986

Net Assets	$951,278	$2,113,432	$37,776	$2,481,195	$8,951,718

Net Assets:
Accumulation unit values	$950,767	$2,112,718	$37,776	$2,480,887	$8,951,256
Retained by Equitable Financial in Separate Account No. 66	511	714	—	308	462

Total Net Assets	$951,278	$2,113,432	$37,776	$2,481,195	$8,951,718

Investments in shares of the Portfolios, at cost	$804,861	$1,633,372	$28,748	$2,536,078	$7,604,256

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class **	Portfolio Shares Held (000’s)
1290 AVANTIS® U.S. LARGE CAP GROWTH*	I	48

1290 RETIREMENT 2020	I	38

1290 RETIREMENT 2025	I	80

1290 RETIREMENT 2030	I	170

1290 RETIREMENT 2035	I	144

1290 RETIREMENT 2040	I	112

1290 RETIREMENT 2045	I	79

1290 RETIREMENT 2050	I	78

1290 RETIREMENT 2055	I	71

1290 VT EQUITY INCOME	IB	398

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	13

1290 VT GAMCO SMALL COMPANY VALUE	IB	39

1290 VT SOCIALLY RESPONSIBLE	IB	174

AMERICAN FUNDS IS 2025 TARGET DATE FUND	I	4

AMERICAN FUNDS IS 2035 TARGET DATE FUND	I	—

AMERICAN FUNDS IS 2055 TARGET DATE FUND	I	1

AMERICAN FUNDS IS 2060 TARGET DATE FUND	I	—

EQ/AB SMALL CAP GROWTH	IB	54

EQ/AGGRESSIVE ALLOCATION	IB	223

EQ/ALL ASSET GROWTH ALLOCATION	IB	20

EQ/CAPITAL GROUP RESEARCH	IB	277

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	41

EQ/CONSERVATIVE ALLOCATION	IB	282

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	93

EQ/CORE PLUS BOND	IA	—

EQ/CORE PLUS BOND	IB	268

EQ/EQUITY 500 INDEX	IA	—

EQ/EQUITY 500 INDEX	IB	353

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	71

EQ/INTERMEDIATE GOVERNMENT BOND	IA	—

EQ/INTERMEDIATE GOVERNMENT BOND	IB	385

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	140

EQ/INTERNATIONAL EQUITY INDEX	IA	630

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	—

EQ/JANUS ENTERPRISE	IB	46

EQ/JPMORGAN GROWTH STOCK	IB	22

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	5

EQ/LARGE CAP GROWTH INDEX	IB	581

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class **	Portfolio Shares Held (000’s)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	129

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	368

EQ/MFS INTERNATIONAL GROWTH	IB	162

EQ/MID CAP INDEX	IB	60

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	247

EQ/MODERATE ALLOCATION	IB	2,426

EQ/MODERATE-PLUS ALLOCATION	IB	274

EQ/MONEY MARKET	IA	1

EQ/MONEY MARKET	IB	14,285

EQ/PIMCO GLOBAL REAL RETURN	K	82

EQ/PIMCO ULTRA SHORT BOND	IB	117

EQ/QUALITY BOND PLUS	IA	5

EQ/SMALL COMPANY INDEX	IB	340

EQ/VALUE EQUITY	IB	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	13

MULTIMANAGER CORE BOND	IB	31

MULTIMANAGER TECHNOLOGY	IB	250

TARGET 2015 ALLOCATION	IB	84

TARGET 2025 ALLOCATION	IB	129

TARGET 2035 ALLOCATION	IB	67

TARGET 2045 ALLOCATION	IB	137

TARGET 2055 ALLOCATION	IB	2

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	237

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	159

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 AVANTIS® U.S. LARGE CAP GROWTH*	0.02%	I	$19.32	46

1290 RETIREMENT 2020	0.02%	I	$13.58	28

1290 RETIREMENT 2025	0.02%	I	$14.17	63

1290 RETIREMENT 2030	0.02%	I	$14.62	141

1290 RETIREMENT 2035	0.02%	I	$15.02	123

1290 RETIREMENT 2040	0.02%	I	$15.60	97

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 RETIREMENT 2045	0.02%	I	$15.88	69

1290 RETIREMENT 2050	0.02%	I	$16.17	73

1290 RETIREMENT 2055	0.02%	I	$16.43	65

1290 VT EQUITY INCOME	0.02%	IB	$28.96	66

1290 VT GAMCO MERGERS & ACQUISITIONS	0.02%	IB	$17.07	10

1290 VT GAMCO SMALL COMPANY VALUE	0.02%	IB	$57.28	49

1290 VT SOCIALLY RESPONSIBLE	0.02%	IB	$41.87	94

AMERICAN FUNDS IS 2025 TARGET DATE FUND	0.02%	I	$9.86	5

AMERICAN FUNDS IS 2035 TARGET DATE FUND	0.02%	I	$9.91	—

AMERICAN FUNDS IS 2055 TARGET DATE FUND	0.02%	I	$9.93	2

AMERICAN FUNDS IS 2060 TARGET DATE FUND	0.02%	I	$9.91	—

EQ/AB SMALL CAP GROWTH	0.02%	IB	$33.34	23

EQ/AB SMALL CAP GROWTH	0.05%	IB	$852.50	—

EQ/AGGRESSIVE ALLOCATION	0.02%	IB	$26.03	89

EQ/ALL ASSET GROWTH ALLOCATION	0.02%	IB	$21.25	18

EQ/CAPITAL GROUP RESEARCH	0.02%	IB	$100.16	94

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.02%	IB	$47.87	15

EQ/CONSERVATIVE ALLOCATION	0.02%	IB	$15.29	150

EQ/CONSERVATIVE-PLUS ALLOCATION	0.02%	IB	$18.11	42

EQ/CORE PLUS BOND	0.02%	IB	$11.48	77

EQ/EQUITY 500 INDEX	0.05%	IA	$1,951.59	—

EQ/EQUITY 500 INDEX	0.02%	IB	$48.66	611

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$1,059.70	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.02%	IB	$29.72	38

EQ/INTERMEDIATE GOVERNMENT BOND	0.02%	IB	$13.02	278

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.02%	IB	$20.58	72

EQ/INTERNATIONAL EQUITY INDEX	0.02%	IA	$32.25	208

EQ/INTERNATIONAL EQUITY INDEX	0.05%	IA	$285.94	1

EQ/JANUS ENTERPRISE	0.02%	IB	$33.31	29

EQ/JPMORGAN GROWTH STOCK	0.02%	IB	$52.32	30

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$636.01	—

EQ/LARGE CAP GROWTH INDEX	0.02%	IB	$63.14	242

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$886.67	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.02%	IB	$36.91	113

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$417.24	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.02%	IB	$38.67	168

EQ/MFS INTERNATIONAL GROWTH	0.02%	IB	$23.23	52

EQ/MID CAP INDEX	0.00%	IB	$511.98	—

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MID CAP INDEX	0.02%	IB	$34.87	26

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$621.67	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.02%	IB	$48.90	77

EQ/MODERATE ALLOCATION	0.02%	IB	$19.03	1519

EQ/MODERATE-PLUS ALLOCATION	0.02%	IB	$22.55	116

EQ/MONEY MARKET	0.02%	IB	$11.42	1251

EQ/PIMCO GLOBAL REAL RETURN	0.02%	K	$10.92	56

EQ/PIMCO ULTRA SHORT BOND	0.02%	IB	$14.13	81

EQ/QUALITY BOND PLUS	0.05%	IA	$263.83	—

EQ/SMALL COMPANY INDEX	0.02%	IB	$52.12	75

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.02%	IB	$18.98	8

MULTIMANAGER CORE BOND	0.02%	IB	$11.23	24

MULTIMANAGER TECHNOLOGY	0.02%	IB	$119.38	76

TARGET 2015 ALLOCATION	0.02%	IB	$17.27	31

TARGET 2025 ALLOCATION	0.02%	IB	$21.33	62

TARGET 2035 ALLOCATION	0.02%	IB	$24.30	39

TARGET 2045 ALLOCATION	0.02%	IB	$25.98	81

TARGET 2055 ALLOCATION	0.02%	IB	$21.79	2

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$10.88	228

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$23.66	378

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in note 5 of these financial statements.
***	Variable Investment Options where units outstanding are less than 500 are denoted by a —.

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$765	$11,387	$21,189	$42,616	$36,243	$29,090
Expenses:
Asset-based charges and direct operating expenses	165	65	152	360	254	241

Net Investment Income (Loss)	600	11,322	21,037	42,256	35,989	28,849

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	77,590	(11,524)	(7,009)	36,555	10,661	56,169
Net realized gain distribution from the Portfolios	3,196	13,907	26,017	23,147	7,072	88,220

Net realized gain (loss)	80,786	2,383	19,008	59,702	17,733	144,389

Net change in unrealized appreciation (depreciation) of investments	175,734	15,635	38,714	101,056	85,146	(20,960)

Net Realized and Unrealized Gain (Loss) on Investments	256,520	18,018	57,722	160,758	102,879	123,429

Net Increase (Decrease) in Net Assets Resulting from Operations	$257,120	$29,340	$78,759	$203,014	$138,868	$152,278

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-46

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,117	$19,918	$16,923	$38,907	$2,934	$16,357
Expenses:
Asset-based charges and direct operating expenses	129	158	135	296	24	482

Net Investment Income (Loss)	18,988	19,760	16,788	38,611	2,910	15,875

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	390	5,794	3,634	(14,378)	1,625	163,101
Net realized gain distribution from the Portfolios	2,465	9,971	4,253	151,380	6,932	205,164

Net realized gain (loss)	2,855	15,765	7,887	137,002	8,557	368,265

Net change in unrealized appreciation (depreciation) of investments	52,836	68,907	67,366	(11,593)	1,890	(46,109)

Net Realized and Unrealized Gain (Loss) on Investments	55,691	84,672	75,253	125,409	10,447	322,156

Net Increase (Decrease) in Net Assets Resulting from Operations	$74,679	$104,432	$92,041	$164,020	$13,357	$338,031

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS IS 2025 TARGET DATE FUND	AMERICAN FUNDS IS 2035 TARGET DATE FUND	AMERICAN FUNDS IS 2055 TARGET DATE FUND	AMERICAN FUNDS IS 2060 TARGET DATE FUND	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,217	$651	$12	$174	$7	$2,196
Expenses:
Asset-based charges and direct operating expenses	701	—	—	1	—	142

Net Investment Income (Loss)	16,516	651	12	173	7	2,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	529,824	—	1	—	—	(70,651)
Net realized gain distribution from the Portfolios	179,990	—	—	86	4	73,861

Net realized gain (loss)	709,814	—	1	86	4	3,210

Net change in unrealized appreciation (depreciation) of investments	132,189	(1,417)	(23)	(713)	(20)	92,025

Net Realized and Unrealized Gain (Loss) on Investments	842,003	(1,417)	(22)	(627)	(16)	95,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$858,519	$(766)	$(10)	$(454)	$(9)	$97,289

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-48

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$48,752	$8,682	$143,242	$—	$70,090	$20,725
Expenses:
Asset-based charges and direct operating expenses	394	57	1,536	191	368	120

Net Investment Income (Loss)	48,358	8,625	141,706	(191)	69,722	20,605

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(63,595)	210	694,517	326,159	(23,815)	(2,849)
Net realized gain distribution from the Portfolios	124,057	9,868	1,036,102	45,008	42,877	30,116

Net realized gain (loss)	60,462	10,078	1,730,619	371,167	19,062	27,267

Net change in unrealized appreciation (depreciation) of investments	205,424	18,277	516,016	(42,915)	14,472	1,895

Net Realized and Unrealized Gain (Loss) on Investments	265,886	28,355	2,246,635	328,252	33,534	29,162

Net Increase (Decrease) in Net Assets Resulting from Operations	$314,244	$36,980	$2,388,341	$328,061	$103,256	$49,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$46,647	$246,096	$14,414	$93,544	$33,254	$206,666	$—
Expenses:
Asset-based charges and direct operating expenses	129	4,476	224	577	258	1,239	—

Net Investment Income (Loss)	46,518	241,620	14,190	92,967	32,996	205,427	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(44,165)	1,454,822	(16,535)	(64,822)	58,828	262,446	—
Net realized gain distribution from the Portfolios	—	596,409	122,202	—	73,671	—	—

Net realized gain (loss)	(44,165)	2,051,231	105,667	(64,822)	132,499	262,446	—

Net change in unrealized appreciation (depreciation) of investments	(19,090)	3,595,366	48,045	54,132	(110,406)	(113,684)	—

Net Realized and Unrealized Gain (Loss) on Investments	(63,255)	5,646,597	153,712	(10,690)	22,093	148,762	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,737)	$5,888,217	$167,902	$82,277	$55,089	$354,189	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$127	$—	$1,085	$4,986	$13,742	$103,161
Expenses:
Asset-based charges and direct operating expenses	173	237	—	1,751	636	1,296

Net Investment Income (Loss)	(46)	(237)	1,085	3,235	13,106	101,865

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,377	(94,078)	1,299	928,073	38,342	317,298
Net realized gain distribution from the Portfolios	77,784	74,966	11,149	1,049,080	501,502	618,959

Net realized gain (loss)	95,161	(19,112)	12,448	1,977,153	539,844	936,257

Net change in unrealized appreciation (depreciation) of investments	42,873	435,452	(243)	1,164,199	498,289	9,484

Net Realized and Unrealized Gain (Loss) on Investments	138,034	416,340	12,205	3,141,352	1,038,133	945,741

Net Increase (Decrease) in Net Assets Resulting from Operations	$137,988	$416,103	$13,290	$3,144,587	$1,051,239	$1,047,606

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,002	$8,817	$53,287	$775,104	$62,292	$595,115
Expenses:
Asset-based charges and direct operating expenses	191	148	627	4,696	424	2,136

Net Investment Income (Loss)	8,811	8,669	52,660	770,408	61,868	592,979

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(33,410)	(22,005)	96,422	(751,617)	(57,551)	503
Net realized gain distribution from the Portfolios	70,629	64,416	427,371	1,168,477	146,957	2,735

Net realized gain (loss)	37,219	42,411	523,793	416,860	89,406	3,238

Net change in unrealized appreciation (depreciation) of investments	49,623	63,187	(129,093)	1,026,183	118,124	(2,295)

Net Realized and Unrealized Gain (Loss) on Investments	86,842	105,598	394,700	1,443,043	207,530	943

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,653	$114,267	$447,360	$2,213,451	$269,398	$593,922

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,682	$52,854	$1,076	$49,220	$4,933	$10,157
Expenses:
Asset-based charges and direct operating expenses	104	168	15	627	32	46

Net Investment Income (Loss)	4,578	52,686	1,061	48,593	4,901	10,111

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(64,697)	35,628	(41)	(1,019)	2,435	(2,342)
Net realized gain distribution from the Portfolios	—	—	—	237,109	1,504	—

Net realized gain (loss)	(64,697)	35,628	(41)	236,090	3,939	(2,342)

Net change in unrealized appreciation (depreciation) of investments	61,021	(30,151)	(101)	130,084	7,595	(3,573)

Net Realized and Unrealized Gain (Loss) on Investments	(3,676)	5,477	(142)	366,174	11,534	(5,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	$902	$58,163	$919	$414,767	$16,435	$4,196

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	MULTIMANAGER TECHNOLOGY*	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$19,384	$33,321	$19,240	$35,984	$524
Expenses:
Asset-based charges and direct operating expenses	1,474	90	224	151	334	7

Net Investment Income (Loss)	(1,474)	19,294	33,097	19,089	35,650	517

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	46,051	(11,130)	17,225	8,138	29,422	863
Net realized gain distribution from the Portfolios	1,126,273	35,523	91,040	22,005	34,868	431

Net realized gain (loss)	1,172,324	24,393	108,265	30,143	64,290	1,294

Net change in unrealized appreciation (depreciation) of investments	889,971	(18,159)	(22,013)	50,746	148,092	3,216

Net Realized and Unrealized Gain (Loss) on Investments	2,062,295	6,234	86,252	80,889	212,382	4,510

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,060,821	$25,528	$119,349	$99,978	$248,032	$5,027

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$74,575	$98,057
Expenses:
Asset-based charges and direct operating expenses	429	1,282

Net Investment Income (Loss)	74,146	96,775

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(229,149)	(60,019)
Net realized gain distribution from the Portfolios	—	537,584

Net realized gain (loss)	(229,149)	477,565

Net change in unrealized appreciation (depreciation) of investments	180,298	1,038,453

Net Realized and Unrealized Gain (Loss) on Investments	(48,851)	1,516,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,295	$1,612,793

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020*		1290 RETIREMENT 2025*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$600	$2,390	$11,322	$7,088	$21,037	$19,884
Net realized gain (loss)	80,786	(3,715)	2,383	(46,868)	19,008	(12,516)
Net change in unrealized appreciation (depreciation) of investments	175,734	98,811	15,635	80,832	38,714	97,731

Net increase (decrease) in net assets resulting from operations	257,120	97,486	29,340	41,052	78,759	105,099

From Contractowners Transactions:
Payments received from contractowners	86,625	143,976	64,746	16,683	63,219	50,670
Transfers between Variable Investment Options including guaranteed interest account, net	(6,780)	502,249	(7,118)	1,531	(107,555)	27,146
Redemptions for contract benefits and terminations	(402,031)	(55,073)	(3,325)	(393,041)	(62,201)	(466,402)
Contract maintenance charges	(6,536)	(4,429)	(3,191)	(3,266)	(5,941)	(6,811)

Net increase (decrease) in net assets resulting from contractowners transactions	(328,722)	586,723	51,112	(378,093)	(112,478)	(395,397)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	(9)	—	—	—	—

Net Increase (Decrease) in Net Assets	(71,602)	684,200	80,452	(337,041)	(33,719)	(290,298)
Net Assets — Beginning of Year or Period	966,693	282,493	302,252	639,293	924,506	1,214,804

Net Assets — End of Year or Period	$895,091	$966,693	$382,704	$302,252	$890,787	$924,506

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 RETIREMENT 2030*		1290 RETIREMENT 2035*		1290 RETIREMENT 2040*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,256	$34,395	$35,989	$19,265	$28,849	$23,720
Net realized gain (loss)	59,702	16,228	17,733	25,240	144,389	15,526
Net change in unrealized appreciation (depreciation) of investments	101,056	123,068	85,146	68,321	(20,960)	96,570

Net increase (decrease) in net assets resulting from operations	203,014	173,691	138,868	112,826	152,278	135,816

From Contractowners Transactions:
Payments received from contractowners	222,996	137,090	654,649	367,112	297,278	399,001
Transfers between Variable Investment Options including guaranteed interest account, net	(116,030)	15,862	63,120	(204,342)	(251,014)	73,617
Redemptions for contract benefits and terminations	(33,092)	(14,429)	(94,284)	(23,839)	(66,778)	(85,656)
Contract maintenance charges	(15,381)	(10,764)	(9,543)	(6,460)	(11,402)	(6,893)

Net increase (decrease) in net assets resulting from contractowners transactions	58,493	127,759	613,942	132,471	(31,916)	380,069

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	85	—	—	—	—

Net Increase (Decrease) in Net Assets	261,507	301,535	752,810	245,297	120,362	515,885
Net Assets — Beginning of Year or Period	1,797,826	1,496,291	1,099,477	854,180	1,395,459	879,574

Net Assets — End of Year or Period	$2,059,333	$1,797,826	$1,852,287	$1,099,477	$1,515,821	$1,395,459

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 RETIREMENT 2045*		1290 RETIREMENT 2050*		1290 RETIREMENT 2055*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,988	$8,739	$19,760	$11,604	$16,788	$9,190
Net realized gain (loss)	2,855	5,855	15,765	2,843	7,887	16,241
Net change in unrealized appreciation (depreciation) of investments	52,836	38,075	68,907	62,057	67,366	36,326

Net increase (decrease) in net assets resulting from operations	74,679	52,669	104,432	76,504	92,041	61,757

From Contractowners Transactions:
Payments received from contractowners	198,912	117,015	373,241	185,791	426,545	228,387
Transfers between Variable Investment Options including guaranteed interest account, net	311,833	58,919	(4,314)	(406)	(12,677)	(6,540)
Redemptions for contract benefits and terminations	(22,604)	(37,190)	(36,395)	—	(49,618)	(31,886)
Contract maintenance charges	(5,566)	(3,239)	(5,982)	(3,892)	(6,252)	(3,499)

Net increase (decrease) in net assets resulting from contractowners transactions	482,575	135,505	326,550	181,493	357,998	186,462

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	—	(5)

Net Increase (Decrease) in Net Assets	557,254	188,174	430,982	257,997	450,039	248,214
Net Assets — Beginning of Year or Period	539,437	351,263	747,081	489,084	618,426	370,212

Net Assets — End of Year or Period	$1,096,691	$539,437	$1,178,063	$747,081	$1,068,465	$618,426

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,611	$36,150	$2,910	$2,553	$15,875	$18,220
Net realized gain (loss)	137,002	176,793	8,557	4,182	368,265	230,994
Net change in unrealized appreciation (depreciation) of investments	(11,593)	(158,374)	1,890	5,750	(46,109)	319,061

Net increase (decrease) in net assets resulting from operations	164,020	54,569	13,357	12,485	338,031	568,275

From Contractowners Transactions:
Payments received from contractowners	144,779	130,885	24,274	11,609	143,642	144,275
Transfers between Variable Investment Options including guaranteed interest account, net	35,721	(628,123)	284	3,424	(68,714)	(54,643)
Redemptions for contract benefits and terminations	(239,482)	(163,630)	(15,611)	(9,796)	(810,572)	(218,775)
Contract maintenance charges	(10,388)	(11,120)	(977)	(855)	(17,013)	(17,026)

Net increase (decrease) in net assets resulting from contractowners transactions	(69,370)	(671,988)	7,970	4,382	(752,657)	(146,169)

Net Increase (Decrease) in Net Assets	94,650	(617,419)	21,327	16,867	(414,626)	422,106
Net Assets — Beginning of Year or Period	1,818,722	2,436,141	144,655	127,788	3,214,160	2,792,054

Net Assets — End of Year or Period	$1,913,372	$1,818,722	$165,982	$144,655	$2,799,534	$3,214,160

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS IS 2025 TARGET DATE FUND**
	2024	2023	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,516	$26,767	$651
Net realized gain (loss)	709,814	500,519	—
Net change in unrealized appreciation (depreciation) of investments	132,189	465,001	(1,417)

Net increase (decrease) in net assets resulting from operations	858,519	992,287	(766)

From Contractowners Transactions:
Payments received from contractowners	153,453	175,743	—
Transfers between Variable Investment Options including guaranteed interest account, net	(974,646)	(57,204)	52,179
Redemptions for contract benefits and terminations	(90,094)	(973,894)	—
Contract maintenance charges	(22,457)	(21,270)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(933,744)	(876,625)	52,177

Net Increase (Decrease) in Net Assets	(75,225)	115,662	51,411
Net Assets — Beginning of Year or Period	4,033,941	3,918,279	—

Net Assets — End of Year or Period	$3,958,716	$4,033,941	$51,411

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.
**	Units were made available on October 18, 2024.

FSA-60

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS IS 2035 TARGET DATE FUND**	AMERICAN FUNDS IS 2055 TARGET DATE FUND**	AMERICAN FUNDS IS 2060 TARGET DATE FUND**
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12	$173	$7
Net realized gain (loss)	1	86	4
Net change in unrealized appreciation (depreciation) of investments	(23)	(713)	(20)

Net increase (decrease) in net assets resulting from operations	(10)	(454)	(9)

From Contractowners Transactions:
Payments received from contractowners	988	700	700
Transfers between Variable Investment Options including guaranteed interest account, net	—	18,284	—
Contract maintenance charges	(1)	(15)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	987	18,969	699

Net Increase (Decrease) in Net Assets	977	18,515	690

Net Assets — End of Year or Period	$977	$18,515	$690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.
**	Units were made available on October 18, 2024.

FSA-61

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,054	$1,909	$48,358	$31,095	$8,625	$5,418
Net realized gain (loss)	3,210	(36,007)	60,462	26,328	10,078	(30,927)
Net change in unrealized appreciation (depreciation) of investments	92,025	161,999	205,424	331,817	18,277	66,797

Net increase (decrease) in net assets resulting from operations	97,289	127,901	314,244	389,240	36,980	41,288

From Contractowners Transactions:
Payments received from contractowners	76,189	56,646	251,885	273,208	66,213	46,812
Transfers between Variable Investment Options including guaranteed interest account, net	24,601	(57,457)	5,666	(103,504)	2,009	(72,274)
Redemptions for contract benefits and terminations	(151,600)	(178,954)	(704,945)	(161,383)	(23,054)	(84,687)
Contract maintenance charges	(4,749)	(4,904)	(15,287)	(14,258)	(2,242)	(2,244)

Net increase (decrease) in net assets resulting from contractowners transactions	(55,559)	(184,669)	(462,681)	(5,937)	42,926	(112,393)

Net Increase (Decrease) in Net Assets	41,730	(56,768)	(148,437)	383,303	79,906	(71,105)
Net Assets — Beginning of Year or Period	761,806	818,574	2,465,026	2,081,723	304,800	375,905

Net Assets — End of Year or Period	$803,536	$761,806	$2,316,589	$2,465,026	$384,706	$304,800

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CONSERVATIVE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$141,706	$27,421	$(191)	$(204)	$69,722	$50,788
Net realized gain (loss)	1,730,619	533,203	371,167	51,006	19,062	(19,210)
Net change in unrealized appreciation (depreciation) of investments	516,016	1,151,795	(42,915)	435,550	14,472	130,690

Net increase (decrease) in net assets resulting from operations	2,388,341	1,712,419	328,061	486,352	103,256	162,268

From Contractowners Transactions:
Payments received from contractowners	289,772	269,092	80,113	81,200	156,180	148,908
Transfers between Variable Investment Options including guaranteed interest account, net	(72,396)	(10,230)	(214,992)	136,150	28,063	8,709
Redemptions for contract benefits and terminations	(2,231,537)	(448,695)	(1,159,465)	(4,907)	(190,854)	(169,997)
Contract maintenance charges	(51,151)	(44,911)	(6,505)	(7,636)	(13,021)	(12,766)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,065,312)	(234,744)	(1,300,849)	204,807	(19,632)	(25,146)

Net Increase (Decrease) in Net Assets	323,029	1,477,675	(972,788)	691,159	83,624	137,122
Net Assets — Beginning of Year or Period	9,058,199	7,580,524	1,690,383	999,224	2,213,031	2,075,909

Net Assets — End of Year or Period	$9,381,228	$9,058,199	$717,595	$1,690,383	$2,296,655	$2,213,031

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE- PLUS ALLOCATION*		EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,605	$13,164	$46,518	$19,706	$241,620	$252,403
Net realized gain (loss)	27,267	6,945	(44,165)	(50,096)	2,051,231	2,261,316
Net change in unrealized appreciation (depreciation) of investments	1,895	43,740	(19,090)	68,021	3,595,366	2,651,657

Net increase (decrease) in net assets resulting from operations	49,767	63,849	(16,737)	37,631	5,888,217	5,165,376

From Contractowners Transactions:
Payments received from contractowners	71,974	65,997	39,927	53,599	1,015,583	932,314
Transfers between Variable Investment Options including guaranteed interest account, net	32,470	14,584	136,722	(26,756)	502,032	661,351
Redemptions for contract benefits and terminations	(66,044)	(34,479)	(59,767)	(122,758)	(2,356,382)	(2,469,330)
Contract maintenance charges	(4,587)	(3,562)	(4,330)	(4,468)	(146,256)	(124,277)

Net increase (decrease) in net assets resulting from contractowners transactions	33,813	42,540	112,552	(100,383)	(985,023)	(999,942)

Net Increase (Decrease) in Net Assets	83,580	106,389	95,815	(62,752)	4,903,194	4,165,434
Net Assets — Beginning of Year or Period	682,503	576,114	784,382	847,134	24,894,294	20,728,860

Net Assets — End of Year or Period	$766,083	$682,503	$880,197	$784,382	$29,797,488	$24,894,294

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,190	$11,696	$92,967	$97,778	$32,996	$26,883
Net realized gain (loss)	105,667	13,366	(64,822)	(29,331)	132,499	19,814
Net change in unrealized appreciation (depreciation) of investments	48,045	242,739	54,132	65,915	(110,406)	188,629

Net increase (decrease) in net assets resulting from operations	167,902	267,801	82,277	134,362	55,089	235,326

From Contractowners Transactions:
Payments received from contractowners	84,137	108,047	130,200	139,612	59,796	67,534
Transfers between Variable Investment Options including guaranteed interest account, net	(125,758)	(86,606)	166,977	152,839	39,668	(17,390)
Redemptions for contract benefits and terminations	(424,859)	(137,355)	(322,710)	(170,953)	(293,091)	(68,749)
Contract maintenance charges	(8,123)	(8,320)	(19,751)	(19,595)	(8,514)	(8,216)

Net increase (decrease) in net assets resulting from contractowners transactions	(474,603)	(124,234)	(45,284)	101,903	(202,141)	(26,821)

Net Increase (Decrease) in Net Assets	(306,701)	143,567	36,993	236,265	(147,052)	208,505
Net Assets — Beginning of Year or Period	1,443,978	1,300,411	3,586,695	3,350,430	1,629,618	1,421,113

Net Assets — End of Year or Period	$1,137,277	$1,443,978	$3,623,688	$3,586,695	$1,482,566	$1,629,618

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY		EQ/JANUS ENTERPRISE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,427	$193,192	$—	$—	$(46)	$185
Net realized gain (loss)	262,446	167,973	—	—	95,161	65,806
Net change in unrealized appreciation (depreciation) of investments	(113,684)	836,039	—	1	42,873	79,797

Net increase (decrease) in net assets resulting from operations	354,189	1,197,204	—	1	137,988	145,788

From Contractowners Transactions:
Payments received from contractowners	332,022	350,527	—	—	70,081	59,045
Transfers between Variable Investment Options including guaranteed interest account, net	97,213	97,148	—	—	65,936	354,010
Redemptions for contract benefits and terminations	(1,108,344)	(871,739)	—	(3)	(394,780)	(116,976)
Contract maintenance charges	(40,894)	(39,945)	—	(4)	(5,740)	(5,222)

Net increase (decrease) in net assets resulting from contractowners transactions	(720,003)	(464,009)	—	(7)	(264,503)	290,857

Net Increase (Decrease) in Net Assets	(365,814)	733,195	—	(6)	(126,515)	436,645
Net Assets — Beginning of Year or Period	7,248,561	6,515,366	3	9	1,088,728	652,083

Net Assets — End of Year or Period	$6,882,747	$7,248,561	$3	$3	$962,213	$1,088,728

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP GROWTH INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(237)	$(217)	$1,085	$1,319	$3,235	$18,530
Net realized gain (loss)	(19,112)	177,942	12,448	4,473	1,977,153	336,159
Net change in unrealized appreciation (depreciation) of investments	435,452	307,274	(243)	3,867	1,164,199	2,415,357

Net increase (decrease) in net assets resulting from operations	416,103	484,999	13,290	9,659	3,144,587	2,770,046

From Contractowners Transactions:
Payments received from contractowners	162,006	152,311	2,313	2,229	268,110	281,386
Transfers between Variable Investment Options including guaranteed interest account, net	(121,739)	72,006	(16,826)	—	2,817,326	(34,177)
Redemptions for contract benefits and terminations	(377,720)	(296,025)	—	—	(264,648)	(268,662)
Contract maintenance charges	(8,981)	(7,992)	(919)	(922)	(48,949)	(38,287)

Net increase (decrease) in net assets resulting from contractowners transactions	(346,434)	(79,700)	(15,432)	1,307	2,771,839	(59,740)

Net Increase (Decrease) in Net Assets	69,669	405,299	(2,142)	10,966	5,916,426	2,710,306
Net Assets — Beginning of Year or Period	1,490,481	1,085,182	98,491	87,525	9,377,941	6,667,635

Net Assets — End of Year or Period	$1,560,150	$1,490,481	$96,349	$98,491	$15,294,367	$9,377,941

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MFS INTERNATIONAL GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,106	$12,657	$101,865	$130,963	$8,811	$13,006
Net realized gain (loss)	539,844	233,881	936,257	508,607	37,219	(42,452)
Net change in unrealized appreciation (depreciation) of investments	498,289	804,694	9,484	413,634	49,623	183,001

Net increase (decrease) in net assets resulting from operations	1,051,239	1,051,232	1,047,606	1,053,204	95,653	153,555

From Contractowners Transactions:
Payments received from contractowners	138,438	137,285	269,805	253,286	124,531	123,089
Transfers between Variable Investment Options including guaranteed interest account, net	2,102	(84,559)	(318,018)	58,598	(21,943)	(9,554)
Redemptions for contract benefits and terminations	(392,560)	(234,328)	(2,819,588)	(288,486)	(104,521)	(271,535)
Contract maintenance charges	(23,438)	(19,411)	(39,957)	(38,608)	(6,210)	(6,242)

Net increase (decrease) in net assets resulting from contractowners transactions	(275,458)	(201,013)	(2,907,758)	(15,210)	(8,143)	(164,242)

Net Increase (Decrease) in Net Assets	775,781	850,219	(1,860,152)	1,037,994	87,510	(10,687)
Net Assets — Beginning of Year or Period	3,579,186	2,728,967	8,532,183	7,494,189	1,113,018	1,123,705

Net Assets — End of Year or Period	$4,354,967	$3,579,186	$6,672,031	$8,532,183	$1,200,528	$1,113,018

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,669	$9,283	$52,660	$53,068	$770,408	$522,479
Net realized gain (loss)	42,411	63,253	523,793	224,534	416,860	(38,218)
Net change in unrealized appreciation (depreciation) of investments	63,187	59,991	(129,093)	185,324	1,026,183	2,670,206

Net increase (decrease) in net assets resulting from operations	114,267	132,527	447,360	462,926	2,213,451	3,154,467

From Contractowners Transactions:
Payments received from contractowners	86,875	80,332	133,800	122,594	4,054,117	3,806,614
Transfers between Variable Investment Options including guaranteed interest account, net	52,795	(125,176)	(158,437)	(126,416)	(1,817,974)	(841,317)
Redemptions for contract benefits and terminations	(160,364)	(90,381)	(419,703)	(898,221)	(3,680,198)	(3,324,494)
Contract maintenance charges	(5,499)	(5,253)	(23,169)	(22,904)	(192,258)	(182,432)

Net increase (decrease) in net assets resulting from contractowners transactions	(26,193)	(140,478)	(467,509)	(924,947)	(1,636,313)	(541,629)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	—	1,482

Net Increase (Decrease) in Net Assets	88,074	(7,951)	(20,149)	(462,021)	577,138	2,614,320
Net Assets — Beginning of Year or Period	869,691	877,642	3,919,609	4,381,630	28,340,711	25,726,391

Net Assets — End of Year or Period	$957,765	$869,691	$3,899,460	$3,919,609	$28,917,849	$28,340,711

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/PIMCO GLOBAL REAL RETURN*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,868	$40,257	$592,979	$525,835	$4,578	$9,997
Net realized gain (loss)	89,406	38,835	3,238	639	(64,697)	(24,097)
Net change in unrealized appreciation (depreciation) of investments	118,124	252,346	(2,295)	(639)	61,021	40,694

Net increase (decrease) in net assets resulting from operations	269,398	331,438	593,922	525,835	902	26,594

From Contractowners Transactions:
Payments received from contractowners	324,363	320,354	695,487	704,518	7,435	17,095
Transfers between Variable Investment Options including guaranteed interest account, net	(37,693)	(1,480)	4,129,986	(937,859)	(26,054)	31,978
Redemptions for contract benefits and terminations	(536,946)	(119,309)	(2,344,948)	(1,869,720)	(8,375)	(32,556)
Contract maintenance charges	(17,562)	(15,733)	(74,155)	(70,772)	(3,212)	(3,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(267,838)	183,832	2,406,370	(2,173,833)	(30,206)	13,348

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	3,878	3,223	—	—

Net Increase (Decrease) in Net Assets	1,560	515,270	3,004,170	(1,644,775)	(29,304)	39,942
Net Assets — Beginning of Year or Period	2,610,229	2,094,959	11,279,615	12,924,390	635,838	595,896

Net Assets — End of Year or Period	$2,611,789	$2,610,229	$14,283,785	$11,279,615	$606,534	$635,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$52,686	$57,013	$1,061	$234	$48,593	$40,968
Net realized gain (loss)	35,628	(5,871)	(41)	(17)	236,090	49,242
Net change in unrealized appreciation (depreciation) of investments	(30,151)	39,647	(101)	214	130,084	476,425

Net increase (decrease) in net assets resulting from operations	58,163	90,789	919	431	414,767	566,635

From Contractowners Transactions:
Payments received from contractowners	56,562	71,116	2,313	2,229	132,496	148,388
Transfers between Variable Investment Options including guaranteed interest account, net	449,245	(351,532)	21,091	—	(112,221)	(86,973)
Redemptions for contract benefits and terminations	(846,746)	(41,824)	—	—	(324,916)	(278,240)
Contract maintenance charges	(6,037)	(8,997)	(291)	(109)	(21,541)	(20,446)

Net increase (decrease) in net assets resulting from contractowners transactions	(346,976)	(331,237)	23,113	2,120	(326,182)	(237,271)

Net Increase (Decrease) in Net Assets	(288,813)	(240,448)	24,032	2,551	88,585	329,364
Net Assets — Beginning of Year or Period	1,437,795	1,678,243	11,267	8,716	3,811,373	3,482,009

Net Assets — End of Year or Period	$1,148,982	$1,437,795	$35,299	$11,267	$3,899,958	$3,811,373

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/VALUE EQUITY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		MULTIMANAGER CORE BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$4,901	$5,833	$10,111	$10,391
Net realized gain (loss)	1	(1)	3,939	(786)	(2,342)	(82,068)
Net change in unrealized appreciation (depreciation) of investments	—	4	7,595	14,728	(3,573)	82,753

Net increase (decrease) in net assets resulting from operations	1	3	16,435	19,775	4,196	11,076

From Contractowners Transactions:
Payments received from contractowners	—	—	11,491	22,148	14,859	16,879
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(71,617)	10,750	27,787	17,014
Redemptions for contract benefits and terminations	—	(5)	(4,782)	(26,316)	(104,244)	(168,417)
Contract maintenance charges	1	(6)	(1,311)	(1,353)	(1,744)	(2,265)

Net increase (decrease) in net assets resulting from contractowners transactions	1	(11)	(66,219)	5,229	(63,342)	(136,789)

Net Increase (Decrease) in Net Assets	2	(8)	(49,784)	25,004	(59,146)	(125,713)
Net Assets — Beginning of Year or Period	14	22	209,356	184,352	323,580	449,293

Net Assets — End of Year or Period	$16	$14	$159,572	$209,356	$264,434	$323,580

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER TECHNOLOGY*		TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,474)	$(1,239)	$19,294	$13,085	$33,097	$25,811
Net realized gain (loss)	1,172,324	482,550	24,393	21,859	108,265	41,747
Net change in unrealized appreciation (depreciation) of investments	889,971	2,406,481	(18,159)	16,302	(22,013)	98,730

Net increase (decrease) in net assets resulting from operations	2,060,821	2,887,792	25,528	51,246	119,349	166,288

From Contractowners Transactions:
Payments received from contractowners	257,562	224,635	(1)	(2)	(6)	25
Transfers between Variable Investment Options including guaranteed interest account, net	30,479	52,664	—	—	—	(35,955)
Redemptions for contract benefits and terminations	(1,498,121)	(648,648)	(41,227)	(11,994)	(158,056)	(34,095)
Contract maintenance charges	(47,679)	(40,219)	(3,495)	(3,587)	(8,306)	(8,316)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,257,759)	(411,568)	(44,723)	(15,583)	(166,368)	(78,341)

Net Increase (Decrease) in Net Assets	803,062	2,476,224	(19,195)	35,663	(47,019)	87,947
Net Assets — Beginning of Year or Period	8,335,041	5,858,817	559,856	524,193	1,362,787	1,274,840

Net Assets — End of Year or Period	$9,138,103	$8,335,041	$540,661	$559,856	$1,315,768	$1,362,787

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,089	$14,174	$35,650	$27,803	$517	$461
Net realized gain (loss)	30,143	29,445	64,290	69,915	1,294	6,149
Net change in unrealized appreciation (depreciation) of investments	50,746	89,001	148,092	212,351	3,216	2,115

Net increase (decrease) in net assets resulting from operations	99,978	132,620	248,032	310,069	5,027	8,725

From Contractowners Transactions:
Payments received from contractowners	—	(1)	5	(1)	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(1,144)	—	(932)	(5,803)
Redemptions for contract benefits and terminations	(27,496)	(79,735)	(68,892)	(119,044)	(1,545)	(24,385)
Contract maintenance charges	(6,180)	(5,975)	(12,647)	(11,701)	(271)	(353)

Net increase (decrease) in net assets resulting from contractowners transactions	(33,676)	(85,711)	(82,678)	(130,746)	(2,748)	(30,541)

Net Increase (Decrease) in Net Assets	66,302	46,909	165,354	179,323	2,279	(21,816)
Net Assets — Beginning of Year or Period	884,976	838,067	1,948,078	1,768,755	35,497	57,313

Net Assets — End of Year or Period	$951,278	$884,976	$2,113,432	$1,948,078	$37,776	$35,497

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$74,146	$60,032	$96,775	$67,069
Net realized gain (loss)	(229,149)	(155,328)	477,565	127,281
Net change in unrealized appreciation (depreciation) of investments	180,298	223,094	1,038,453	1,227,640

Net increase (decrease) in net assets resulting from operations	25,295	127,798	1,612,793	1,421,990

From Contractowners Transactions:
Payments received from contractowners	143,280	151,117	678,464	616,006
Transfers between Variable Investment Options including guaranteed interest account, net	(175,985)	420,970	82,677	471,138
Redemptions for contract benefits and terminations	(132,902)	(514,524)	(447,736)	(876,906)
Contract maintenance charges	(13,392)	(13,110)	(43,606)	(35,310)

Net increase (decrease) in net assets resulting from contractowners transactions	(178,999)	44,453	269,799	174,928

Net Increase (Decrease) in Net Assets	(153,704)	172,251	1,882,592	1,596,918
Net Assets — Beginning of Year or Period	2,634,899	2,462,648	7,069,126	5,472,208

Net Assets — End of Year or Period	$2,481,195	$2,634,899	$8,951,718	$7,069,126

The accompanying notes are an integral part of these financial statements.

FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the “Funds” or “Accounts”) were established by Equitable Financial Life Insurance Company (“Equitable Financial”), and were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Financial. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by Equitable Financial for which the Accounts are the funding vehicles are Equi-Pen-Plus (“EPP”), Members Retirement Program (“MRP”), and Retirement Investment Account (“RIA”) (collectively, “the Plans”). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by Equitable Financial. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 58 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Funds, EQ Advisors Trust (“EQAT”), and Vanguard Funds (collectively “the Trusts”). The Trusts are open-end investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, “the Trusts” refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2024, a Statement of Operations for the year ended December 31, 2024, a Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, and a Portfolio of Investments as of December 31, 2024. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

RIA	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
MRP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Growth Equity Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
EPP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Institutional	Pooled Separate Account Funds**
Separate Account No. 10	Balanced Account
Separate Account No. 4	Growth Stock Account
Separate Account No. 3	Mid Cap Growth Stock Account

FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2024, a Statement of Operations for the year or period ended December 31, 2024, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2024 and 2023, except as otherwise indicated below:

Separate Account No. 66:
RIA	EQ Advisors Trust*	EQ/Large Cap Growth Index
	1290 VT Small Cap Value(1)	EQ/Large Cap Growth Managed Volatility
	1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
	EQ/AB Small Cap Growth	EQ/Large Cap Value Managed Volatility
	EQ/Capital Group Research	EQ/Mid Cap Index
	EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
	EQ/Core Plus Bond	EQ/Money Market
	EQ/Equity 500 Index	EQ/Quality Bond PLUS
	EQ/Global Equity Managed Volatility	EQ/Value Equity
	EQ/Intermediate Government Bond	Equitable Conservative Growth MF/ETF
	EQ/International Core Managed Volatility	Multimanager Technology
EQ/International Equity Index
EQ/International Value Managed Volatility
EQ/JPMorgan Growth Stock
EQ/JPMorgan Value Opportunities
EQ/Large Cap Core Managed Volatility(1)
MRP	1290 Funds	EQ/Large Cap Value Managed Volatility
	1290 Avantis® U.S. Large Cap Growth	EQ/MFS International Growth
	1290 Retirement 2020	EQ/Mid Cap Index
	1290 Retirement 2025	EQ/Mid Cap Value Managed Volatility
	1290 Retirement 2030	EQ/Money Market
	1290 Retirement 2035	EQ/PIMCO Global Real Return
	1290 Retirement 2040	EQ/PIMCO Ultra Short Bond
	1290 Retirement 2045	EQ/Small Company Index
	1290 Retirement 2050	Multimanager Core Bond
	1290 Retirement 2055	Multimanager Technology
EQ/JPMorgan Growth Stock
EQ Advisors Trust*
	1290 VT Equity Income	EQ/Large Cap Growth Managed Volatility
	1290 VT GAMCO Mergers and Acquisitions	EQ/Moderate Allocation
	1290 VT GAMCO Small Company Value	EQ/Moderate-Plus Allocation
	1290 VT Socially Responsible	Target 2015 Allocation
	EQ/AB Small Cap Growth	Target 2025 Allocation
	EQ/Aggressive Allocation	Target 2035 Allocation
	EQ/All Asset Growth Allocation	Target 2045 Allocation
	EQ/Capital Group Research	Target 2055 Allocation
EQ/ClearBridge Large Cap Growth
	EQ/Conservative Allocation	Vanguard
	EQ/Conservative-Plus Allocation	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
	EQ/Core Plus Bond	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
EQ/Equity 500 Index
	EQ/Global Equity Managed Volatility	American Funds Insurance Series®
	EQ/Intermediate Government Bond	American Funds IS 2025 Target Date Fund
	EQ/International Core Managed Volatility	American Funds IS 2035 Target Date Fund
	EQ/International Equity Index	American Funds IS 2055 Target Date Fund
	EQ/Janus Enterprise	American Funds IS 2060 Target Date Fund
EQ/Large Cap Growth Index

*	An affiliate of Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
**	As defined in the respective Prospectus of the Plans.
(1)	The account had no units at December 31, 2024 and 2023, thus the fund is excluded from all other sections of the financial statements.

FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. Separate Account No. 66 is used to fund benefits under group annuity Contract (“Contracts”) in connection with retirement savings on a tax-deferred basis. All Contracts are issued by Equitable Financial. The assets of the Accounts are the property of Equitable Financial. However, the portion of the Accounts’ assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by Equitable Financial are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”). Equitable Financial’s General Account is subject to creditor rights.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Accounting policies specific to Separate Accounts No. 10, 4 and 3:

Investment securities are valued at their current fair value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by Equitable Financial’s investment officers.

In general, the fair value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by

FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as estimated by Equitable Financial’s investment officers.

Investment Transactions:

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The fair value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under “Realized and Unrealized Gain (Loss) on Investments” in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and fair value at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

Futures and Forward Contracts:

Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account’s securities against anticipated future changes in interest rates that might adversely affect the value of an Account’s securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2024, the average monthly notional value of futures contracts held in Separate Account No. 4 was $710,482. All futures contracts were related to equity contracts. For the year ended December 31, 2024, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts’ basis in the contract. Should interest rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Continued)

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings, but did not enter into any forward currency contracts during the year ended December 31, 2024. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

Market and Credit Risk:

Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts’ exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts’ futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

Contracts in Payout:

Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The table used is the 1951 GA. The assumed investment returns vary by Contract and range from 4 percent to 6.5 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. Equitable Financial retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

Other assets and liabilities:

Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

Contract Payments and Withdrawals:

Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Accounting policies specific to Separate Account No. 66:

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The Advisor has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures (Continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor’s prices).

For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

	Fair Value Measurements as of December 31, 2024
	Level 1
	Separate Account No.10	Separate Account No.4	Separate Account No.3
Assets
Investments:
Common stocks
Communication services	$783,743	$14,976,570	$1,380,282
Consumer discretionary	752,536	18,032,815	2,471,475
Consumer staples	363,918	3,691,624	—
Energy	191,292	474,703	590,656
Financials	1,162,473	7,175,277	2,125,783
Health Care	821,150	7,462,880	2,584,294
Industrials	726,322	4,741,282	5,290,259
Information Technology	2,340,502	54,932,105	6,442,274
Materials & processing	253,906	636,109	—
Real estate	135,115	525,824	509,784
Utilities	40,683	254,490	728,229

Total common stocks	7,571,640	112,903,679	22,123,035

Other financial instruments:
Futures Contracts(1)	—	(18,602)	—

Total other financial instruments	—	(18,602)	—

Total Level 1	$7,571,640	$112,885,077	$22,123,035

FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures (Concluded)

	Level 2
	Separate Account No.10(1)	Separate Account No.4	Separate Account No.3
Assets
Investments:
Fixed Maturities, available for sale
Corporate	$2,109,098	$—	$—
U.S. Treasury, government and agency	2,688,041	—	—
States and political subdivision	62,609	—	—
Commercial mortgage-backed	8,181	—	—
Mortgage Pass-Throughs	1,571,755	—	—
Asset- backed	22,042	—	—

Total fixed maturities, available for sale	6,461,726	—	—

Common stocks
Communication services	43,489	—	—
Consumer discretionary	114,370	—	—
Consumer staples	158,142	—	—
Energy	86,564	—	—
Financials	484,940	—	—
Health Care	325,643	—	—
Industrials	379,406	—	—
Information Technology	66,937	—	—
Materials & processing	67,028	—	—
Real estate	—	—	—
Utilities	53,257	—	—

Total common stocks	1,779,776	—	—

Short-term investments
U.S. Treasury, government and agency	677,352	—	—

Total short-term investments	677,352	—	—

Affiliated separate accounts	—	—	—

Total Level 2	$8,918,854	$—	$—

(1)	Only variation margin receivable/(payable) at year end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Portfolio of Investments, and Financial Highlights.

FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios

Investment Security Transactions:

For the year ended December 31, 2024, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

	Purchases		Sales
Fund	Stocks and Debt Securities	U.S. Government and Agencies	Stocks and Debt Securities	U.S. Government and Agencies
Separate Account No. 10	$15,626,959	$8,174,260	$18,654,067	$7,534,456
Separate Account No. 4	16,255,049	—	32,640,033	—
Separate Account No. 3	17,511,439	—	21,837,495	—

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows for Separate Account No. 66:

	Purchases	Sales
1290 AVANTIS® U.S. LARGE CAP GROWTH*	$86,510	$411,379
1290 Retirement 2020	377,930	301,593
1290 Retirement 2025	307,945	373,372
1290 Retirement 2030	1,149,185	1,025,182
1290 Retirement 2035	753,191	96,102
1290 Retirement 2040	416,392	331,158
1290 Retirement 2045	523,026	18,950
1290 Retirement 2050	399,971	43,634
1290 Retirement 2055	434,311	55,222
1290 VT Equity Income	360,040	239,397
1290 VT Gamco Mergers & Acquisitions	35,217	17,404
1290 VT Gamco Small Company Value	428,375	960,015
1290 VT Socially Responsible	332,042	1,069,246
American Funds IS 2025 Target Date Fund	52,830	2
American Funds IS 2035 Target Date Fund	1,024	25
American Funds IS 2055 Target Date Fund	19,257	28
American Funds IS 2060 Target Date Fund	723	13
EQ/AB Small Cap Growth	304,138	283,816
EQ/Aggressive Allocation	400,516	690,775
EQ/All Asset Growth Allocation	84,980	23,594
EQ/Capital Group Research	1,449,444	2,336,873
EQ/Clearbridge Large Cap Growth ESG	218,062	1,474,079
EQ/Conservative Allocation	289,865	196,884
EQ/Conservative-Plus Allocation	150,626	66,088
EQ/Core Plus Bond	375,660	216,600
EQ/Equity 500 Index	2,690,117	2,836,779
EQ/Global Equity Managed Volatility	245,973	584,205
EQ/Intermediate Government Bond	571,509	523,842
EQ/International Core Managed Volatility	225,077	320,558
EQ/International Equity Index	697,468	1,212,127
EQ/Janus Enterprise	210,628	397,388
EQ/JPMorgan Growth Stock	347,654	619,406
EQ/JPMorgan Value Opportunities	14,547	17,745
EQ/Large Cap Growth Index	11,065,260	7,240,787
EQ/Large Cap Growth Managed Volatility	767,083	527,886
EQ/Large Cap Value Managed Volatility	1,069,766	3,256,758
EQ/MFS International Growth	316,263	244,998

FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Mid Cap Index	$204,249	$157,396
EQ/Mid Cap Value Managed Volatility	704,127	691,737
EQ/Moderate Allocation	4,800,511	4,497,853
EQ/Moderate-Plus Allocation	507,176	566,167
EQ/Money Market	11,265,156	8,259,136
EQ/Pimco Global Real Return	111,028	136,638
EQ/Pimco Ultra Short Bond	1,435,284	1,729,649
EQ/Quality Bond Plus	24,479	305
EQ/Small Company Index	423,793	464,326
EQ/Value Equity	2	—
Equitable Conservative Growth MF/ETF	17,796	77,611
Multimanager Core Bond	52,650	105,964
Multimanager Technology	1,822,890	1,955,730
Target 2015 Allocation	54,927	44,865
Target 2025 Allocation	124,361	166,637
Target 2035 Allocation	41,252	33,857
Target 2045 Allocation	70,853	83,001
Target 2055 Allocation	956	2,782
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	1,001,220	1,106,045
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio	3,216,070	2,311,567

6.	Expenses and Related Party Transactions

In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA, Class IB, Class R and Class T shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT Trust, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as the investment advisor of the Portfolios of 1290 Funds. EIMG, a wholly-owned subsidiary of Equitable Financial, serves as the investment adviser of the Portfolios EQAT. EIM and EIMG either (1) directly manage the Portfolios or (2) contract with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM and EIMG receive management fees for services performed in its capacity as the investment adviser of the Portfolios of 1290 Funds and EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM serves as the administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as

FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Continued)

administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.32% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2024, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for the EQ/AB Small Cap Growth; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors is an affiliate of Equitable Financial, and a distributor and principal underwriter of the policies (“Contracts”). Equitable Advisors is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“ Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Financial and its networking agreement with Equitable Network.

In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Financial, AllianceBernstein, and Equitable Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Financial Funds’ portfolio transactions.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

RIA

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund, and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

Administrative Fees:

Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include:

Ongoing Operations Fee — An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

Combined balance of investment options	Monthly Rate
First $150,000	1/12 of 1.25%
Next $350,000	1/12 of 1.00%
Next $500,000	1/12 of 0.75%
Next $1,500,000	1/12 of 0.50%
Over $2,500,000	1/12 of 0.25%

Participant Recordkeeping Services Charge — Employers electing RIA’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

Contingent Withdrawal Charge — Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

Loan Fee — A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Portfolios paid to Equitable Financial are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to Equitable Financial. Fees with respect to the Members Retirement Program contracts are as follows:

•

Program Expense Charge — Equitable Financial assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. Equitable Financial determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

•

Investment Management Fees — An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

•

Direct Operating and Other Expenses — In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

•	A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee — An expense charge is made based on each client’s combined balance of Master Plan and Trust net assets in the Funds and Equitable Financial’s Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge — Employers electing Equi-Pen-Plus’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge — A charge is applied if the client terminates plan participation in the Master Retirement Trust (“Master Trust”) and if the client transfers assets to another funding agency before the fifth anniversary of the date Equitable Financial accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

For Termination Occurring In:	Withdrawal Charge:
Years 1 and 2	3% of all Master Trust assets
Years 3 and 4	2% of all Master Trust assets
Year 5	1% of all Master Trust assets
After Year 5	No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client’s aggregate interest in Equitable Financial’s Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

Each Client’s Aggregate Interest	Annual Rate
Minimum Fee	$5,000
First $2 million	0.85 of 1%
Next $3 million	0.60 of 1%
Next $5 million	0.40 of 1%
Next $15 million	0.30 of 1%
Next $75 million	0.25 of 1%
Excess over $100 million	0.20 of 1%

Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

Asset management fees are paid to Equitable Financial. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to Equitable Financial. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges including accounting and administration fees.

8.	Changes in Units Outstanding

Accumulation units issued and redeemed for the years ended of December 31, 2024 and December 31, 2023 were (in thousands):

Separate Accounts No. 10, 4 and 3:

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
RIA
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	(1)	—

Net Decrease	—	—	—	—	(1)	—

FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

8.	Changes in Units Outstanding (Continued)

	AllianceBernstein Balanced Fund		AllianceBernstein Growth Equity Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
MRP
Issued	4	5	2	—	33	50
Redeemed	(27)	(15)	(6)	(2)	(152)	(80)

Net Decrease	(23)	(10)	(4)	(2)	(119)	(30)

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
EPP
Issued	—	—	—	—
Redeemed	—	—	—	—

Net Decrease	—	—	—	—

	Balanced Account		Growth Stock Account		Mid Cap Growth Stock Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Institutional
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net Decrease	—	—	—	—	—	—

Separate Account No. 66:

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020		1290 RETIREMENT 2025		1290 RETIREMENT 2030		1290 RETIREMENT 2035
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	5	47	27	2	19	8	77	12	49	30
Net Redeemed	(24)	(4)	(23)	(33)	(27)	(39)	(70)	(2)	(7)	(19)

Net Increase / (Decreased)	(19)	43	4	(31)	(8)	(31)	7	10	42	11

	1290 RETIREMENT 2040		1290 RETIREMENT 2045		1290 RETIREMENT 2050		1290 RETIREMENT 2055		1290 VT EQUITY INCOME
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	20	37	32	13	24	14	26	18	6	10
Net Redeemed	(22)	(8)	(1)	(3)	(3)	—	(4)	(4)	(9)	(38)

Net Increase / (Decreased)	(2)	29	31	10	21	14	22	14	(3)	(28)

FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

8.	Changes in Units Outstanding (Continued)

	1290 VT GAMCO MERGERS & ACQUISITIONS		1290 VT GAMCO SMALL COMPANY VALUE		1290 VT SOCIALLY RESPONSIBLE		AMERICAN FUNDS IS 2025 TARGET DATE FUND		AMERICAN FUNDS IS 2055 TARGET DATE FUND
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	2	1	4	3	4	7	5	—	2	—
Net Redeemed	(1)	(1)	(18)	(6)	(27)	(35)	—	—	—	—

Net Increase / (Decreased)	1	—	(14)	(3)	(23)	(28)	5	—	2	—

	EQ/AB SMALL CAP GROWTH		EQ/AGGRESSIVE ALLOCATION		EQ/ALL ASSET GROWTH ALLOCATION		EQ/CAPITAL GROUP RESEARCH		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	8	3	9	13	3	3	4	4	4	8
Net Redeemed	(8)	(10)	(28)	(13)	(1)	(9)	(27)	(8)	(31)	(1)

Net Increase / (Decreased)	—	(7)	(19)	—	2	(6)	(23)	(4)	(27)	7

	EQ/CONSERVATIVE ALLOCATION		EQ/CONSERVATIVE - PLUS ALLOCATION		EQ/CORE PLUS BOND		EQ/EQUITY 500 INDEX		EQ/GLOBAL EQUITY MANAGED VOLATILITY
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	12	13	6	6	28	13	41	101	4	9
Net Redeemed	(13)	(15)	(4)	(4)	(19)	(22)	(65)	(130)	(20)	(14)

Net Increase / (Decreased)	(1)	(2)	2	2	9	(9)	(24)	(29)	(16)	(5)

	EQ/INTERMEDIATE GOVERNMENT BOND		EQ/INTERNATIONAL CORE MANAGED VOLATILITY		EQ/INTERNATIONAL EQUITY INDEX		EQ/JANUS ENTERPRISE		EQ/JPMORGAN GROWTH STOCK
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	37	32	6	4	15	15	5	16	6	7
Net Redeemed	(41)	(24)	(16)	(5)	(36)	(31)	(13)	(5)	(14)	(10)

Net Increase / (Decreased)	(4)	8	(10)	(1)	(21)	(16)	(8)	11	(8)	(3)

	EQ/LARGE CAP GROWTH INDEX		EQ/LARGE CAP GROWTH MANAGED VOLATILITY		EQ/LARGE CAP VALUE MANAGED VOLATILITY		EQ/MFS INTERNATIONAL GROWTH		EQ/MID CAP INDEX
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	186	9	5	7	10	13	11	13	3	7
Net Redeemed	(140)	(11)	(17)	(14)	(90)	(13)	(11)	(21)	(5)	(12)

Net Increase / (Decreased)	46	(2)	(12)	(7)	(80)	—	—	(8)	(2)	(5)

FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

8.	Changes in Units Outstanding (Concluded)

	EQ/MID CAP VALUE MANAGED VOLATILITY		EQ/MODERATE ALLOCATION		EQ/MODERATE-PLUS ALLOCATION		EQ/MONEY MARKET		EQ/PIMCO GLOBAL REAL RETURN
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	5	4	155	164	14	16	956	394	10	7
Net Redeemed	(15)	(27)	(243)	(196)	(26)	(7)	(739)	(597)	(12)	(6)

Net Increase /(Decreased)	(10)	(23)	(88)	(32)	(12)	9	217	(203)	(2)	1

	EQ/PIMCO ULTRA SHORT BOND		EQ/SMALL COMPANY INDEX		EQUITABLE CONSERVATIVE GROWTH MF/ETF		MULTIMANAGER CORE BOND		MULTIMANAGER TECHNOLOGY
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	100	87	3	6	1	3	5	28	6	13
Net Redeemed	(127)	(112)	(9)	(12)	(5)	(2)	(10)	(42)	(18)	(17)

Net Increase /(Decreased)	(27)	(25)	(6)	(6)	(4)	1	(5)	(14)	(12)	(4)

	TARGET 2015 ALLOCATION		TARGET 2025 ALLOCATION		TARGET 2035 ALLOCATION		TARGET 2045 ALLOCATION		TARGET 2055 ALLOCATION
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
MRP
Net Issued	—	—	1	—	—	—	—	—	—	—
Net Redeemed	(3)	(1)	(8)	(5)	(2)	(4)	(4)	(6)	—	(2)

Net Increase /(Decreased)	(3)	(1)	(7)	(5)	(2)	(4)	(4)	(6)	—	(2)

	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2024	2023	2024	2023
MRP
Net Issued	86	67	116	167
Net Redeemed	(103)	(64)	(108)	(157)

Net Increase /(Decreased)	(17)	3	8	10

The — on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights

Equitable Financial issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Financial are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractowners of group annuity contracts issued by Equitable Financial. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***

SEPARATE ACCOUNT NO. 10
AllianceBernstein Balanced Fund
December 31, 2024	RIA* — contract charge 0.50% (a)	$558.76	2	$1,114	2.74%	10.68%	0.85%
December 31, 2023	RIA* — contract charge 0.50% (a)	$504.85	2	$1,023	2.67%	15.97%	0.79%
December 31, 2022	RIA* — contract charge 0.50% (a)	$435.33	2	$892	2.34%	(15.54)%	0.84%
December 31, 2021	RIA* — contract charge 0.50% (a)	$515.45	2	$1,091	1.84%	12.34%	1.03%
December 31, 2020	RIA* — contract charge 0.50% (a)	$458.85	2	$998	2.08%	13.63%	0.86%

December 31, 2024	MRP* — contract charge 0.50% (a)	$133.65	108	$14,501	2.74%	10.67%	0.85%
December 31, 2023	MRP* — contract charge 0.50% (a)	$120.76	131	$15,848	2.67%	15.97%	0.79%
December 31, 2022	MRP* — contract charge 0.50% (a)	$104.13	141	$14,643	2.34%	(15.56)%	0.84%
December 31, 2021	MRP* — contract charge 0.50% (a)	$123.32	157	$19,356	1.84%	12.33%	1.03%
December 31, 2020	MRP* — contract charge 0.50% (a)	$109.78	184	$20,186	2.08%	13.63%	0.86%

December 31, 2024	EPP* — contract charge 0.25% (a)	$599.14	—(b)	$168	2.74%	10.68%	0.60%
December 31, 2023	EPP* — contract charge 0.25% (a)	$541.33	—(b)	$153	2.67%	15.97%	0.54%
December 31, 2022	EPP* — contract charge 0.25% (a)	$466.79	—(b)	$132	2.34%	(15.50)%	0.59%
December 31, 2021	EPP* — contract charge 0.25% (a)	$552.39	—(b)	$153	1.84%	12.62%	0.78%
December 31, 2020	EPP* — contract charge 0.25% (a)	$490.50	—(b)	$133	2.08%	13.92%	0.61%

Balanced Account
December 31, 2024	Institutional	$65,147.21	—(b)	$2	2.74%	11.24%	0.35%
December 31, 2023	Institutional	$58,564.84	—(b)	$2	2.67%	16.55%	0.29%
December 31, 2022	Institutional	$50,248.93	—(b)	$16	2.34%	(15.12)%	0.34%
December 31, 2021	Institutional	$59,199.76	—(b)	$37	1.84%	12.90%	0.53%
December 31, 2020	Institutional	$52,435.78	—(b)	$34	2.08%	14.20%	0.36%

SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2024	RIA* — contract charge 0.08% (a)	$6,948.18	1	$6,010	0.71%	32.81%	0.16%
December 31, 2023	RIA* — contract charge 0.08% (a)	$5,231.70	1	$4,614	0.95%	42.34%	0.19%
December 31, 2022	RIA* — contract charge 0.08% (a)	$3,675.50	1	$3,356	0.94%	(29.12)%	0.20%
December 31, 2021	RIA* — contract charge 0.08% (a)	$5,185.85	1	$5,015	0.74%	27.47%	0.15%
December 31, 2020	RIA* — contract charge 0.08% (a)	$4,068.32	1	$4,113	1.01%	38.13%	0.16%

December 31, 2024	EPP* — contract charge 0.08% (a)	$7,209.42	—(b)	$2,134	0.71%	32.81%	0.16%
December 31, 2023	EPP* — contract charge 0.08% (a)	$5,428.40	—(b)	$1,623	0.95%	42.34%	0.19%
December 31, 2022	EPP* — contract charge 0.08% (a)	$3,813.70	—(b)	$1,152	0.94%	(29.12)%	0.20%
December 31, 2021	EPP* — contract charge 0.08% (a)	$5,380.83	—(b)	$2,050	0.74%	27.47%	0.15%
December 31, 2020	EPP* — contract charge 0.08% (a)	$4,221.28	—(b)	$1,617	1.01%	38.13%	0.16%

FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***

AllianceBernstein Growth Equity Fund
December 31, 2024	MRP* — contract charge 0.30% (a)	$2,640.21	16	$42,919	0.71%	32.52%	0.38%
December 31, 2023	MRP* — contract charge 0.30% (a)	$1,992.36	20	$40,210	0.95%	42.02%	0.41%
December 31, 2022	MRP* — contract charge 0.30% (a)	$1,402.84	22	$30,357	0.94%	(29.29)%	0.42%
December 31, 2021	MRP* — contract charge 0.30% (a)	$1,984.06	25	$49,621	0.74%	27.19%	0.37%
December 31, 2020	MRP* — contract charge 0.30% (a)	$1,559.94	26	$41,320	1.01%	37.82%	0.38%

Growth Stock Account
December 31, 2024	Institutional	$75,738.16	1	$62,389	0.71%	32.92%	0.08%
December 31, 2023	Institutional	$56,981.87	1	$53,182	0.95%	42.45%	0.11%
December 31, 2022	Institutional	$40,000.49	1	$42,801	0.94%	(29.07)%	0.12%
December 31, 2021	Institutional	$56,392.53	1	$67,617	0.74%	27.57%	0.07%
December 31, 2020	Institutional	$44,204.78	1	$57,422	1.01%	38.24%	0.08%

SEPARATE ACCOUNT NO. 3
AllianceBernstein Mid Cap Growth Fund
December 31, 2024	RIA* — contract charge 0.50% (a)	$164.31	6	$956	0.52%	18.88%	0.56%
December 31, 2023	RIA* — contract charge 0.50% (a)	$138.21	7	$959	0.48%	23.01%	0.53%
December 31, 2022	RIA* — contract charge 0.50% (a)	$112.36	7	$797	0.30%	(28.25)%	0.51%
December 31, 2021	RIA* — contract charge 0.50% (a)	$156.60	7	$1,130	0.14%	15.85%	0.51%
December 31, 2020	RIA* — contract charge 0.50% (a)	$135.17	7	$1,002	0.23%	41.91%	0.52%

December 31, 2024	MRP* — contract charge 0.65% (a)	$33.09	614	$20,327	0.52%	18.73%	0.71%
December 31, 2023	MRP* — contract charge 0.65% (a)	$27.87	733	$20,420	0.48%	22.83%	0.68%
December 31, 2022	MRP* — contract charge 0.65% (a)	$22.69	763	$17,319	0.30%	(28.38)%	0.66%
December 31, 2021	MRP* — contract charge 0.65% (a)	$31.68	815	$25,820	0.14%	15.66%	0.66%
December 31, 2020	MRP* — contract charge 0.65% (a)	$27.39	923	$25,269	0.23%	41.70%	0.67%

Mid Cap Growth Stock Account
December 31, 2024	Institutional	$19,162.10	—(b)	$1,399	0.52%	19.49%	0.06%
December 31, 2023	Institutional	$16,036.91	—(b)	$1,283	0.48%	23.62%	0.03%
December 31, 2022	Institutional	$12,972.98	—(b)	$1,142	0.30%	(27.89)%	0.01%
December 31, 2021	Institutional	$17,989.76	—(b)	$1,479	0.14%	16.44%	0.01%
December 31, 2020	Institutional	$15,450.26	—(b)	$1,375	0.23%	42.63%	0.02%
		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
SEPARATE ACCOUNT NO. 66+

1290 AVANTIS® U.S. LARGE CAP GROWTH
2024	MRP*, 0.02% (a)	$ 46	895	$19.32	0.02%	0.08%	30.10%
2023	MRP*, 0.02% (a)	$ 65	967	$14.85	0.02%	0.36%	13.71%
2022	MRP*, 0.02% (a)	$ 22	282	$13.06	0.02%	1.60%	(13.91)%
2021	MRP*, 0.02% (a)	$ 22	333	$15.17	0.02%	1.15%	19.17%
2020	MRP*, 0.02% (a)	$ 17	222	$12.73	0.02%	2.49%	6.88%

1290 RETIREMENT 2020
2024	MRP*, 0.02% (a)	$ 28	383	$13.58	0.02%	2.84%	7.18%
2023	MRP*, 0.02% (a)	$ 24	302	$12.67	0.02%	1.58%	9.32%
2022	MRP*, 0.02% (a)	$ 55	639	$11.59	0.02%	2.51%	(12.99)%
2021	MRP*, 0.02% (a)	$ 53	702	$13.32	0.02%	1.23%	8.82%
2020	MRP*, 0.02% (a)	$ 53	650	$12.24	0.02%	2.08%	6.90%

1290 RETIREMENT 2025
2024	MRP*, 0.02% (a)	$ 63	890	$14.17	0.02%	2.26%	8.25%
2023	MRP*, 0.02% (a)	$ 71	924	$13.09	0.02%	1.91%	10.37%
2022	MRP*, 0.02% (a)	$102	1,214	$11.86	0.02%	2.22%	(13.49)%
2021	MRP*, 0.02% (a)	$101	1,384	$13.71	0.02%	1.32%	10.74%
2020	MRP*, 0.02% (a)	$ 94	1,160	$12.38	0.02%	1.86%	7.09%

FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

1290 RETIREMENT 2030
2024	MRP*, 0.02% (a)	$141	2,059	$14.62	0.02%	1.92%	9.19%
2023	MRP*, 0.02% (a)	$134	1,798	$13.39	0.02%	2.11%	10.94%
2022	MRP*, 0.02% (a)	$124	1,496	$12.07	0.02%	1.96%	(13.60)%
2021	MRP*, 0.02% (a)	$118	1,652	$13.97	0.02%	1.45%	12.57%
2020	MRP*, 0.02% (a)	$77	952	$12.41	0.02%	2.34%	6.71%

1290 RETIREMENT 2035
2024	MRP*, 0.02% (a)	$123	1,852	$15.02	0.02%	2.31%	10.04%
2023	MRP*, 0.02% (a)	$ 81	1,099	$13.65	0.02%	1.93%	11.61%
2022	MRP*, 0.02% (a)	$ 70	854	$12.23	0.02%	2.03%	(13.75)%
2021	MRP*, 0.02% (a)	$ 67	957	$14.18	0.02%	1.28%	13.53%
2020	MRP*, 0.02% (a)	$ 58	729	$12.49	0.02%	1.95%	7.03%

1290 RETIREMENT 2040
2024	MRP*, 0.02% (a)	$ 97	1,516	$15.60	0.02%	1.96%	10.80%
2023	MRP*, 0.02% (a)	$ 99	1,395	$14.08	0.02%	2.21%	11.92%
2022	MRP*, 0.02% (a)	$ 70	880	$12.58	0.02%	2.29%	(13.72)%
2021	MRP*, 0.02% (a)	$ 38	554	$14.58	0.02%	1.24%	14.80%
2020	MRP*, 0.02% (a)	$ 35	442	$12.70	0.02%	1.78%	8.18%

1290 RETIREMENT 2045
2024	MRP*, 0.02% (a)	$ 69	1,097	$15.88	0.02%	2.40%	11.36%
2023	MRP*, 0.02% (a)	$ 38	539	$14.26	0.02%	2.14%	12.55%
2022	MRP*, 0.02% (a)	$ 28	351	$12.67	0.02%	1.75%	(13.81)%
2021	MRP*, 0.02% (a)	$ 33	484	$14.70	0.02%	1.13%	15.93%
2020	MRP*, 0.02% (a)	$ 41	520	$12.68	0.02%	2.42%	7.73%

1290 RETIREMENT 2050
2024	MRP*, 0.02% (a)	$ 73	1,178	$16.17	0.02%	2.05%	12.14%
2023	MRP*, 0.02% (a)	$ 52	747	$14.42	0.02%	1.95%	12.92%
2022	MRP*, 0.02% (a)	$ 38	489	$12.77	0.02%	2.33%	(13.72)%
2021	MRP*, 0.02% (a)	$ 37	541	$14.80	0.02%	1.26%	16.90%
2020	MRP*, 0.02% (a)	$ 29	365	$12.66	0.02%	1.77%	7.11%

1290 RETIREMENT 2055
2024	MRP*, 0.02% (a)	$ 65	1,068	$16.43	0.02%	2.03%	12.92%
2023	MRP*, 0.02% (a)	$ 43	618	$14.55	0.02%	2.07%	13.32%
2022	MRP*, 0.02% (a)	$ 29	370	$12.84	0.02%	1.86%	(14.06)%
2021	MRP*, 0.02% (a)	$ 30	447	$14.94	0.02%	1.06%	18.10%
2020	MRP*, 0.02% (a)	$ 29	$367	$12.65	0.02%	3.22%	6.57%

1290 VT EQUITY INCOME
2024	MRP*, 0.02% (a)	$ 66	1,912	$28.96	0.02%	2.13%	9.78%
2023	MRP*, 0.02% (a)	$ 69	1,818	$26.38	0.02%	1.87%	5.39%
2022	MRP*, 0.02% (a)	$ 97	2,435	$25.03	0.02%	2.32%	3.05%
2021	MRP*, 0.02% (a)	$ 39	947	$24.29	0.02%	1.45%	26.38%
2020	MRP*, 0.02% (a)	$ 47	906	$19.22	0.02%	1.97%	(4.57)%

1290 VT GAMCO MERGERS & ACQUISITIONS
2024	MRP*, 0.02% (a)	$ 10	166	$17.07	0.02%	1.94%	9.07%
2023	MRP*, 0.02% (a)	$ 9	145	$15.65	0.02%	1.91%	9.52%
2022	MRP*, 0.02% (a)	$ 9	128	$14.29	0.02%	0.40%	(6.05)%
2021	MRP*, 0.02% (a)	$ 6	88	$15.21	0.02%	0.77%	11.35%
2020	MRP*, 0.02% (a)	$ 5	62	$13.66	0.02%	0.15%	(1.30)%

1290 VT GAMCO SMALL COMPANY VALUE
2024	MRP*, 0.02% (a)	$ 49	2,797	$57.28	0.02%	0.55%	11.57%
2023	MRP*, 0.02% (a)	$ 63	3,212	$51.34	0.02%	0.64%	21.03%
2022	MRP*, 0.02% (a)	$ 66	2,790	$42.42	0.02%	0.52%	(10.69)%
2021	MRP*, 0.02% (a)	$ 71	3,354	$47.50	0.02%	0.61%	25.10%
2020	MRP*, 0.02% (a)	$ 79	3,009	$37.97	0.02%	0.68%	(9.49)%

FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

1290 VT SMALL CAP VALUE
2024	RIA*, 0.00% (a)	$—	—	$27.49	0.00%	0.00%	20.84%
2023	RIA*, 0.00% (a)	$—	—	$22.75	0.00%	0.00%	5.72%
2022	RIA*, 0.00% (a)	$—	—	$21.52	0.00%	0.00%	0.09%
2021	RIA*, 0.00% (a)	$—	2	$21.50	0.00%	1.23%	38.53%
2020	RIA*, 0.00% (a)(d)	$—	1	$15.52	0.00%	1.72%	29.87%

1290 VT SOCIALLY RESPONSIBLE
2024	RIA*, 0.00% (a)	—(b)	—	$ 498.03	0.00%	0.40%	21.68%
	MRP*, 0.02% (a)	$94	3,956	$ 41.87	0.02%	0.40%	21.64%
2023	RIA*, 0.00% (a)	—(b)	—	$ 409.31	0.00%	0.67%	27.50%
	MRP*, 0.02% (a)	$117	4,032	$ 34.42	0.02%	0.67%	27.48%
2022	RIA*, 0.00% (a)	—(b)	—	$ 321.03	0.00%	0.65%	(22.11)%
	MRP*, 0.02% (a)	$145	3,917	$ 27.00	0.02%	0.65%	(22.12)%
2021	RIA*, 0.00% (a)	—(b)	—	$ 412.16	0.00%	0.47%	30.31%
	MRP*, 0.02% (a)	$144	5,005	$ 34.67	0.02%	0.47%	30.29%
2020	RIA*, 0.00% (a)	—(b)	—	$ 316.29	0.00%	0.82%	19.96%
	MRP*, 0.02% (a)	$148	3,938	$ 26.61	0.02%	0.82%	19.92%

AMERICAN FUNDS IS 2025 TARGET DATE FUND
2024	MRP*,0.02% (a)	$5	51	$ 9.86	0.02%	6.31%	(1.99)%

AMERICAN FUNDS IS 2035 TARGET DATE FUND
2024	MRP*,0.02% (a)	—(b)	1	$ 9.91	0.02%	3.31%	(1.69)%

AMERICAN FUNDS IS 2055 TARGET DATE FUND
2024	MRP*,0.02% (a)	$2	19	$ 9.93	0.02%	1.39%	(1.59)%

AMERICAN FUNDS IS 2060 TARGET DATE FUND
2024	MRP*,0.02% (a)	—(b)	1	$ 9.91	0.02%	3.20%	(1.78)%

EQ/AB SMALL CAP GROWTH
2024	RIA*, 0.05% (a)	—(b)	52	$ 852.50	0.05%	0.30%	13.85%
	MRP*, 0.02% (a)	$23	751	$ 33.34	0.02%	0.30%	13.87%
2023	RIA*, 0.05% (a)	—(b)	90	$ 748.76	0.05%	0.27%	17.67%
	MRP*, 0.02% (a)	$23	671	$ 29.28	0.02%	0.27%	17.73%
2022	RIA*, 0.05% (a)	—(b)	75	$ 636.34	0.05%	0.15%	(28.49)%
	MRP*, 0.02% (a)	$30	743	$ 24.87	0.02%	0.15%	(28.47)%
2021	RIA*, 0.05% (a)	—(b)	103	$ 889.91	0.05%	0.00%	12.86%
	MRP*, 0.02% (a)	$29	999	$ 34.77	0.02%	0.00%	12.89%
2020	RIA*, 0.05% (a)	—(b)	90	$ 788.49	0.05%	0.10%	35.99%
	MRP*, 0.02% (a)	$39	1,204	$ 30.80	0.02%	0.10%	36.04%

EQ/AGGRESSIVE ALLOCATION
2024	MRP*, 0.02% (a)	$89	2,315	$ 26.03	0.02%	2.00%	13.72%
2023	MRP*, 0.02% (a)	$108	2,464	$ 22.89	0.02%	1.42%	18.42%
2022	MRP*, 0.02% (a)	$108	2,081	$ 19.33	0.02%	0.91%	(18.37)%
2021	MRP*, 0.02% (a)	$97	2,296	$ 23.68	0.02%	3.75%	17.17%
2020	MRP*, 0.02% (a)	$126	2,555	$ 20.21	0.02%	2.68%	(15.35)%

EQ/ALL ASSET GROWTH ALLOCATION
2024	MRP*, 0.02% (a)	$18	385	$ 21.25	0.02%	2.47%	11.14%
2023	MRP*, 0.02% (a)	$16	305	$ 19.12	0.02%	1.70%	14.15%
2022	MRP*, 0.02% (a)	$22	376	$ 16.75	0.02%	1.39%	(14.50)%
2021	MRP*, 0.02% (a)	$20	395	$ 19.59	0.02%	4.21%	10.93%
2020	MRP*, 0.02% (a)	$18	319	$ 17.66	0.02%	1.66%	(12.20)%

EQ/CAPITAL GROUP RESEARCH
2024	RIA*, 0.00% (a)	—(b)	—	$815.31	0.00%	1.51%	29.87%
	MRP*, 0.02% (a)	$94	9,370	$100.16	0.02%	1.51%	29.84%
2023	RIA*, 0.00% (a)	—(b)	—	$627.79	0.00%	0.35%	22.99%
	MRP*, 0.02% (a)	$117	9,050	$ 77.14	0.02%	0.35%	22.97%
2022	RIA*, 0.00% (a)	—(b)	—	$510.46	0.00%	0.17%	(18.98)%
	MRP*, 0.02% (a)	$121	7,574	$ 62.73	0.02%	0.17%	(19.00)%

FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/CAPITAL GROUP RESEARCH (Continued)
2021	RIA*, 0.00% (a)	—(b)	—	$630.03	0.00%	0.00%	23.06%
	MRP*, 0.02% (a)	$126	9,729	$ 77.44	0.02%	0.00%	23.04%
2020	RIA*, 0.00% (a)	—(b)	—	$511.96	0.00%	0.11%	23.27%
	MRP*, 0.02% (a)	$141	8,866	$ 62.94	0.02%	0.11%	23.24%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG
2024	RIA*, 0.00% (a)	—(b)	2	$702.01	0.00%	0.00%	26.75%
	MRP*, 0.02% (a)	$15	715	$ 47.87	0.02%	0.00%	26.74%
2023	RIA*, 0.00% (a)	—(b)	119	$553.84	0.00%	0.00%	45.88%
	MRP*, 0.02% (a)	$42	1,571	$ 37.77	0.02%	0.00%	45.83%
2022	RIA*, 0.00% (a)	—(b)	81	$379.66	0.00%	0.00%	(32.12)%
	MRP*, 0.02% (a)	$35	918	$ 25.90	0.02%	0.00%	(32.13)%
2021	RIA*, 0.00% (a)	—(b)	120	$559.27	0.00%	0.00%	21.72%
	MRP*, 0.02% (a)	$12	460	$ 38.16	0.00%	0.00%	21.72%
2020	RIA*, 0.00% (a)	—(b)	97	$459.48	0.00%	0.00%	30.85%
	MRP*, 0.02% (a)	$18	560	$ 31.35	0.02%	0.00%	30.79%

EQ/CONSERVATIVE ALLOCATION
2024	MRP*, 0.02% (a)	$150	2,296	$ 15.29	0.02%	3.09%	4.65%
2023	MRP*, 0.02% (a)	$151	2,213	$ 14.61	0.02%	2.44%	7.90%
2022	MRP*, 0.02% (a)	$153	2,076	$ 13.54	0.02%	1.48%	(12.59)%
2021	MRP*, 0.02% (a)	$149	2,307	$ 15.49	0.02%	1.44%	2.65%
2020	MRP*, 0.02% (a)	$151	2,272	$ 15.09	0.02%	1.94%	7.33%

EQ/CONSERVATIVE-PLUS ALLOCATION
2024	MRP*, 0.02% (a)	$42	766	$ 18.11	0.02%	2.81%	7.03%
2023	MRP*, 0.02% (a)	$40	682	$ 16.92	0.02%	2.13%	10.88%
2022	MRP*, 0.02% (a)	$38	576	$ 15.26	0.02%	1.39%	(14.56)%
2021	MRP*, 0.02% (a)	$31	561	$ 17.86	0.02%	2.11%	6.69%
2020	MRP*, 0.02% (a)	$40	677	$ 16.74	0.02%	1.42%	(9.99)%

EQ/CORE PLUS BOND
2024	RIA*, 0.00% (a)	—(b)	—	$253.82	0.00%	5.85%	(0.72)%
	MRP*, 0.02% (a)	$77	880	$ 11.48	0.02%	5.85%	(0.69)%
2023	RIA*, 0.05% (a)	—(b)	—	$ 255.67	0.05%	2.45%	4.47%
	MRP*, 0.02% (a)	$68	784	$ 11.56	0.02%	2.45%	4.52%
2022	RIA*, 0.05% (a)	—(b)	—	$ 244.72	0.05%	2.58%	(12.98)%
	MRP*, 0.02% (a)	$77	847	$ 11.06	0.02%	2.58%	(12.98)%
2021	RIA*, 0.05% (a)	—(b)	—	$ 281.22	0.05%	1.34%	(1.73)%
	MRP*, 0.02% (a)	$70	888	$ 12.71	0.02%	1.34%	(1.70)%
2020	RIA*, 0.05% (a)	—(b)	—	$ 286.17	0.05%	2.05%	(14.81)%
	MRP*, 0.02% (a)	$76	984	$ 12.93	0.02%	2.05%	(14.83)%

EQ/EQUITY 500 INDEX
2024	RIA*, 0.05% (a)	$—	33	$1,951.59	0.05%	0.89%	24.25%
	MRP*, 0.02% (a)	$611	29,737	$ 48.66	0.02%	0.89%	24.29%
2023	RIA*, 0.05% (a)	$—	27	$1,570.67	0.05%	1.13%	25.51%
	MRP*, 0.02% (a)	$635	24,847	$ 39.15	0.02%	1.13%	25.56%
2022	RIA*, 0.05% (a)	$—	22	$1,251.42	0.05%	1.05%	(18.58)%
	MRP*, 0.02% (a)	$664	20,691	$ 31.18	0.02%	1.05%	(18.55)%
2021	RIA*, 0.05% (a)	$—	195	$1,536.97	0.05%	0.78%	27.91%
	MRP*, 0.02% (a)	$688	26,339	$ 38.28	0.02%	0.78%	27.94%
2020	RIA*, 0.05% (a)	$1	888	$1,201.61	0.05%	1.19%	17.71%
	MRP*, 0.02% (a)	$831	24,860	$ 29.92	0.02%	1.19%	17.75%

EQ/GLOBAL EQUITY MANAGED VOLATILITY
2024	RIA*, 0.00% (a)	—(b)	11	$1,059.70	0.00%	1.04%	12.62%
	MRP*, 0.02% (a)	$38	1,126	$ 29.72	0.02%	1.04%	12.58%
2023	RIA*, 0.00% (a)	—(b)	10	$ 940.92	0.00%	0.85%	21.33%
	MRP*, 0.02% (a)	$54	1,434	$ 26.40	0.02%	0.85%	21.32%

FSA-98

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/GLOBAL EQUITY MANAGED VOLATILITY (Continued)
2022	RIA*, 0.00% (a)	—(b)	8	$ 775.49	0.00%	0.35%	(20.94)%
	MRP*, 0.02% (a)	$59	1,292	$ 21.76	0.02%	0.35%	(20.96)%
2021	RIA*, 0.00% (a)	—(b)	11	$ 980.94	0.00%	0.92%	15.89%
	MRP*, 0.02% (a)	$61	1,688	$ 27.53	0.02%	0.92%	15.87%
2020	RIA*, 0.00% (a)	—(b)	9	$ 846.43	0.00%	0.64%	(14.28)%
	MRP*, 0.02% (a)	$58	1,373	$ 23.76	0.02%	0.64%	(14.29)%

EQ/INTERMEDIATE GOVERNMENT BOND
2024	RIA*, 0.00% (a)	—(b)	—	$ 242.05	0.00%	2.63%	2.35%
	MRP*, 0.02% (a)	$278	3,624	$ 13.02	0.02%	2.63%	2.44%
2023	RIA*, 0.05% (a)	—(b)	—	$ 236.49	0.05%	2.86%	3.82%
	MRP*, 0.02% (a)	$282	3,587	$ 12.71	0.02%	2.86%	3.84%
2022	RIA*, 0.05% (a)	—(b)	—	$ 227.79	0.05%	0.97%	(7.69)%
	MRP*, 0.02% (a)	$274	3,350	$ 12.24	0.02%	0.97%	(7.69)%
2021	RIA*, 0.05% (a)	—(b)	—	$ 246.76	0.05%	0.73%	(2.18)%
	MRP*, 0.02% (a)	$265	3,510	$ 13.26	0.02%	0.73%	(2.14)%
2020	RIA*, 0.05% (a)	—(b)	—	$ 252.26	0.05%	0.87%	4.25%
	MRP*, 0.02% (a)	$273	3,701	$ 13.55	0.02%	0.87%	4.31%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY
2024	RIA*, 0.00% (a)	—(b)	—	$229.57	0.00%	2.09%	3.28%
	MRP*, 0.02% (a)	$72	1,482	$ 20.58	0.02%	2.09%	3.26%
2023	RIA*, 0.00% (a)	—(b)	—	$222.27	0.00%	1.80%	16.78%
	MRP*, 0.02% (a)	$82	1,629	$ 19.93	0.02%	1.80%	16.75%
2022	RIA*, 0.00% (a)	—(b)	—	$190.33	0.00%	1.24%	(14.12)%
	MRP*, 0.02% (a)	$83	1,420	$ 17.07	0.02%	1.24%	(14.13)%
2021	RIA*, 0.00% (a)	—(b)	2	$221.63	0.00%	2.22%	10.03%
	MRP*, 0.02% (a)	$79	1,573	$ 19.88	0.02%	2.22%	10.02%
2020	RIA*, 0.00% (a)	—(b)	1	$201.42	0.00%	1.35%	8.47%
	MRP*, 0.02% (a)	$90	1,633	$ 18.07	0.02%	1.35%	8.40%

EQ/INTERNATIONAL EQUITY INDEX
2024	RIA*, 0.05% (a)	$1	178	$285.94	0.05%	2.85%	4.81%
	MRP*, 0.02% (a)	$208	6,702	$ 32.25	0.02%	2.85%	4.84%
2023	RIA*, 0.05% (a)	$1	202	$272.81	0.05%	2.84%	19.00%
	MRP*, 0.02% (a)	$229	7,043	$ 30.76	0.02%	2.84%	19.04%
2022	RIA*, 0.05% (a)	$1	171	$229.25	0.05%	2.38%	(11.95)%
	MRP*, 0.02% (a)	$245	6,342	$ 25.84	0.02%	2.38%	(11.93)%
2021	RIA*, 0.05% (a)	$1	249	$260.37	0.05%	3.15%	10.89%
	MRP*, 0.02% (a)	$281	8,233	$ 29.34	0.02%	3.15%	10.93%
2020	RIA*, 0.05% (a)	$1	224	$234.79	0.05%	1.94%	3.78%
	MRP*, 0.02% (a)	$300	7,936	$ 26.45	0.02%	1.94%	3.81%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
2024	RIA*, 0.00% (a)	—(b)	—	$236.06	0.00%	0.00%	1.43%
2023	RIA*, 0.00% (a)	—(b)	—	$232.73	0.00%	0.00%	18.59%
2022	RIA*, 0.00% (a)	—(b)	—	$196.24	0.00%	0.00%	(13.65)%
2021	RIA*, 0.00% (a)	—(b)	2	$227.27	0.00%	2.56%	10.31%
2020	RIA*, 0.00% (a)	—(b)	1	$206.02	0.00%	1.77%	4.19%

EQ/JANUS ENTERPRISE
2024	MRP*, 0.02% (a)	$29	962	$ 33.31	0.02%	0.01%	14.11%
2023	MRP*, 0.02% (a)	$37	1,088	$ 29.19	0.02%	0.04%	16.99%
2022	MRP*, 0.02% (a)	$26	652	$ 24.95	0.02%	0.00%	(16.58)%
2021	MRP*, 0.02% (a)	$26	782	$ 29.91	0.02%	0.09%	16.79%
2020	MRP*, 0.02% (a)	$32	823	$ 25.61	0.02%	0.00%	18.78%

FSA-99

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

EQ/JPMORGAN GROWTH STOCK
2024	RIA*, 0.00% (a)	—(b)	—	$ 60.42	0.00%	0.00%	33.79%
	MRP*, 0.02% (a)	$30	1,558	$ 52.32	0.02%	0.00%	33.74%
2023	RIA*, 0.00% (a)	—(b)	—	$ 45.16	0.00%	0.00%	46.34%
	MRP*, 0.02% (a)	$38	1,489	$ 39.12	0.02%	0.00%	46.30%
2022	RIA*, 0.00% (a)	— (b)	—	$ 30.86	0.00%	0.00%	(38.65)%
	MRP*, 0.02% (a)	$41	1,084	$ 26.74	0.02%	0.00%	(38.64)%
2021	RIA*, 0.00% (a)	— (b)	—	$ 50.30	0.00%	0.00%	13.83%
	MRP*, 0.02% (a)	$43	1,857	$ 43.58	0.02%	0.00%	13.79%
2020	RIA*, 0.00% (a)	— (b)	—	$ 44.19	0.00%	0.00%	36.56%
	MRP*, 0.02% (a)	$55.00	2,114	$ 38.30	0.02%	0.00%	36.54%
EQ/JPMORGAN VALUE OPPORTUNITIES
2024	RIA*, 0.00% (a)	— (b)	96	$ 636.01	0.00%	1.14%	15.43%
2023	RIA*, 0.00% (a)	— (b)	98	$ 551.01	0.00%	1.45%	10.92%
2022	RIA*, 0.00% (a)	— (b)	87	$ 496.77	0.00%	1.07%	0.23%
2021	RIA*, 0.00% (a)	— (b)	86	$ 495.64	0.00%	0.70%	23.20%
2020	RIA*, 0.00% (a)	— (b)	69	$ 402.32	0.00%	1.17%	11.07%
EQ/LARGE CAP GROWTH INDEX
2024	RIA*, 0.00% (a)	— (b)	—	$ 650.20	0.00%	0.05%	32.33%
	MRP*, 0.02% (a)	$242	15,290	$ 63.14	0.02%	0.05%	32.29%
2023	RIA*, 0.00% (a)	— (b)	—	$ 491.36	0.00%	0.25%	41.58%
	MRP*, 0.02% (a)	$196	9,376	$ 47.73	0.02%	0.25%	41.55%
2022	RIA*, 0.00% (a)	— (b)	—	$ 347.06	0.00%	0.24%	(29.55)%
	MRP*, 0.02% (a)	$198	6,667	$ 33.72	0.02%	0.24%	(29.54)%
2021	RIA*, 0.00% (a)	— (b)	—	$ 492.62	0.00%	0.05%	26.73%
	MRP*, 0.02% (a)	$205	9,812	$ 47.86	0.02%	0.05%	26.68%
2020	RIA*, 0.00% (a)	— (b)	—	$ 388.72	0.00%	0.48%	37.30%
	MRP*, 0.02% (a)	$207	7,809	$ 37.78	0.02%	0.48%	37.28%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY
2024	RIA*, 0.00% (a)	— (b)	165	$ 886.67	0.00%	0.34%	30.11%
	MRP*, 0.02% (a)	$113	4,178	$ 36.91	0.02%	0.34%	30.10%
2023	RIA*, 0.00% (a)	— (b)	32	$ 681.46	0.00%	0.41%	38.98%
	MRP*, 0.02% (a)	$125	3,538	$ 28.37	0.02%	0.41%	38.93%
2022	RIA*, 0.00% (a)	— (b)	23	$ 490.33	0.00%	0.07%	(30.59)%
	MRP*, 0.02% (a)	$132	2,700	$ 20.42	0.02%	0.07%	(30.59)%
2021	RIA*, 0.00% (a)	— (b)	34	$ 706.41	0.00%	0.00%	24.38%
	MRP*, 0.02% (a)	$127	3,727	$ 29.42	0.02%	0.00%	24.34%
2020	RIA*, 0.00% (a)	— (b)	28	$ 567.96	0.00%	0.08%	32.01%
	MRP*, 0.02% (a)	$156	3,699	$ 23.66	0.02%	0.08%	31.96%
EQ/LARGE CAP VALUE MANAGED VOLATILITY
2024	RIA*, 0.00% (a)	— (b)	148	$ 417.24	0.00%	1.27%	14.13%
	MRP*, 0.02% (a)	$168	6,514	$ 38.67	0.02%	1.27%	14.14%
2023	RIA*, 0.00% (a)	— (b)	135	$ 365.57	0.00%	1.67%	13.97%
	MRP*, 0.02% (a)	$248	8,388	$ 33.88	0.02%	1.67%	13.96%
2022	RIA*,0.00% (a)	—(b)	121	$ 320.76	0.00%	1.28%	(11.60)%
	MRP*, 0.02% (a)	$248	7,366	$ 29.73	0.02%	1.28%	(11.62)%
2021	RIA*,0.00% (a)	—(b)	139	$ 362.84	0.00%	0.98%	24.83%
	MRP*, 0.02% (a)	$266	8,950	$ 33.64	0.02%	0.98%	24.78%
2020	RIA*,0.00% (a)	—(b)	113	$ 290.67	0.00%	1.48%	5.68%
	MRP*, 0.02% (a)	$276	7,431	$ 26.96	0.02%	1.48%	5.68%

EQ/MFS INTERNATIONAL GROWTH
2024	MRP*,0.02% (a)	$52	1,200	$ 23.23	0.02%	0.76%	8.75%
2023	MRP*,0.02% (a)	$52	1,113	$ 21.36	0.02%	1.20%	14.35%
2022	MRP*,0.02% (a)	$60	1,124	$ 18.68	0.02%	0.87%	(15.17)%
2021	MRP*,0.02% (a)	$71	1,558	$ 22.02	0.02%	0.24%	9.39%
2020	MRP*,0.02% (a)	$56	1,123	$ 20.13	0.02%	0.56%	15.29%

FSA-100

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

EQ/MID CAP INDEX
2024	RIA*,0.02% (a)	—(b)	50	$ 511.98	0.02%	0.93%	13.19%
	MRP*, 0.00% (a)	$26	904	$ 34.87	0.00%	0.93%	13.18%
2023	RIA*,0.00% (a)	—(b)	7	$ 452.31	0.00%	1.03%	15.75%
	MRP*, 0.02% (a)	$28	860	$ 30.81	0.02%	1.03%	15.70%
2022	RIA*,0.00% (a)	—(b)	6	$ 390.76	0.00%	0.90%	(13.61)%
	MRP*, 0.02% (a)	$33	869	$ 26.63	0.02%	0.90%	(13.62)%
2021	RIA*,0.00% (a)	—(b)	7	$ 452.31	0.00%	0.63%	23.88%
	MRP*, 0.02% (a)	$41	1,273	$ 30.83	0.02%	0.63%	23.87%
2020	RIA*,0.00% (a)	—(b)	6	$ 365.11	0.00%	0.95%	12.85%
	MRP*, 0.02% (a)	$39	978	$ 24.89	0.02%	0.95%	12.83%

EQ/MID CAP VALUE MANAGED VOLATILITY
2024	RIA*,0.00% (a)	—(b)	137	$ 621.67	0.00%	1.33%	11.67%
	MRP*, 0.02% (a)	$77	3,758	$ 48.90	0.02%	1.33%	11.64%
2023	RIA*,0.00% (a)	—(b)	123	$ 556.72	0.00%	1.38%	13.19%
	MRP*, 0.02% (a)	$87	3,792	$ 43.80	0.02%	1.38%	13.18%
2022	RIA*,0.00% (a)	—(b)	110	$ 491.83	0.00%	0.91%	(14.57)%
	MRP*, 0.02% (a)	$110	4,268	$ 38.70	0.02%	0.91%	(14.59)%
2021	RIA*,0.00% (a)	—(b)	136	$ 575.71	0.00%	0.54%	27.40%
	MRP*, 0.02% (a)	$118	5,336	$ 45.31	0.02%	0.54%	27.38%
2020	RIA*,0.00% (a)	—(b)	107	$ 451.89	0.00%	1.08%	4.97%
	MRP*, 0.02% (a)	$165	5,872	$ 35.57	0.02%	1.08%	4.96%

EQ/MODERATE ALLOCATION
2024	MRP*,0.02%(a)	$1,519	28,913	$ 19.03	0.02%	2.67%	7.88%
2023	MRP*,0.02%(a)	$1,607	28,337	$ 17.64	0.02%	1.97%	12.36%
2022	MRP*,0.02%(a)	$1,639	25,725	$ 15.70	0.02%	1.22%	(15.50)%
2021	MRP*,0.02%(a)	$1,803	33,495	$ 18.58	0.02%	2.65%	8.40%
2020	MRP*,0.02%(a)	$1,817	31,143	$ 17.14	0.02%	2.22%	11.23%

EQ/MODERATE-PLUS ALLOCATION
2024	MRP*, 0.02% (a)	$116	2,610	$ 22.55	0.02%	2.38%	10.76%
2023	MRP*, 0.02% (a)	$128	2,609	$ 20.36	0.02%	1.78%	15.29%
2022	MRP*, 0.02% (a)	$119	2,094	$ 17.66	0.02%	1.00%	(17.05)%
2021	MRP*, 0.02% (a)	$124	2,633	$ 21.29	0.02%	3.18%	12.65%
2020	MRP*, 0.02% (a)	$167	3,150	$ 18.90	0.02%	2.58%	14.06%

EQ/MONEY MARKET
2024	RIA*, 0.05% (a)	—(b)	—	$199.42	0.05%	4.51%	4.63%
	MRP*, 0.02% (a)	$1,251	14,284	$ 11.42	0.02%	4.51%	4.67%
2023	RIA*, 0.05% (a)	—(b)	—	$190.59	0.05%	4.33%	4.40%
	MRP*, 0.02% (a)	$1,034	11,280	$ 10.91	0.02%	4.33%	4.40%
2022	RIA*, 0.05% (a)	—(b)	—	$182.55	0.05%	1.06%	1.04%
	MRP*, 0.02% (a)	$1,237	12,924	$ 10.45	0.02%	1.06%	1.06%
2021	RIA*, 0.05% (a)	—(b)	—	$180.67	0.05%	0.00%	0.13%
	MRP*, 0.02% (a)	$1,278	13,209	$ 10.34	0.02%	0.00%	0.19%
2020	RIA*, 0.05% (a)	—(b)	—	$180.43	0.05%	0.16%	0.16%
	MRP*, 0.02% (a)	$1,343	13,859	$ 10.32	0.02%	0.16%	0.19%
EQ/PIMCO GLOBAL REAL RETURN
2024	MRP*, 0.02% (a)	$56	606	$ 10.92	0.02%	0.73%	0.00%
2023	MRP*, 0.02% (a)	$58	636	$ 10.92	0.02%	1.66%	4.30%
2022	MRP*, 0.02% (a)	$57	596	$ 10.47	0.02%	10.67%	(15.90)%
2021	MRP*, 0.02% (a)	$44	548	$ 12.45	0.02%	10.20%	4.18%
2020	MRP*, 0.02% (a)	$40	478	$ 11.95	0.02%	0.00%	10.65%

FSA-101

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

EQ/PIMCO ULTRA SHORT BOND
2024	MRP*, 0.02% (a)	$81	1,149	$ 14.13	0.02%	5.09%	5.76%
2023	MRP*, 0.02% (a)	$108	1,438	$ 13.36	0.02%	3.40%	5.61%
2022	MRP*, 0.02% (a)	$133	1,678	$ 12.65	0.02%	1.56%	(0.63)%
2021	MRP*, 0.02% (a)	$114	1,450	$ 12.73	0.02%	0.36%	(0.47)%
2020	MRP*, 0.02% (a)	$195	2,500	$ 12.79	0.02%	0.77%	1.11%

EQ/QUALITY BOND PLUS
2024	RIA*, 0.05% (a)	—(b)	35	$263.83	0.05%	3.84%	1.72%
2023	RIA*, 0.05% (a)	—(b)	11	$259.36	0.05%	2.39%	4.17%
2022	RIA*, 0.05% (a)	—(b)	9	$248.98	0.05%	0.75%	(10.25)%
2021	RIA*, 0.05% (a)	—(b)	7	$277.43	0.05%	0.10%	(2.17)%
2020	RIA*, 0.05% (a)	—(b)	63	$283.57	0.05%	1.31%	5.92%

EQ/SMALL COMPANY INDEX
2024	MRP*, 0.02% (a)	$75	3,898	$ 52.12	0.02%	1.27%	11.08%
2023	MRP*, 0.02% (a)	$81	3,809	$ 46.92	0.02%	1.16%	16.80%
2022	MRP*, 0.02% (a)	$87	3,480	$ 40.17	0.02%	0.87%	(19.84)%
2021	MRP*, 0.02% (a)	$98	4,920	$ 50.11	0.02%	0.59%	15.04%
2020	MRP*, 0.02% (a)	$110	4,782	$ 43.56	0.02%	1.02%	19.70%
EQ/VALUE EQUITY
2024	RIA*, 0.00% (a)	—(b)	—	$ 675.50	0.00%	0.00%	7.23%
2023	RIA*, 0.00% (a)	—(b)	—	$ 629.93	0.00%	0.00%	19.52%
2022	RIA*, 0.00% (a)	—(b)	—	$ 527.05	0.00%	0.00%	(15.11)%
2021	RIA*, 0.00% (a)	—(b)	3	$ 620.87	0.00%	0.79%	25.37%
2020	RIA*, 0.00% (a)	—(b)	2	$ 495.22	0.00%	1.99%	(2.82)%
EQUITABLE CONSERVATIVE GROWTH MF/ETF
2024	MRP*, 0.02% (a)	$8	160	$ 18.98	0.02%	2.49%	7.23%
2023	MRP*, 0.02% (a)	$12	209	$ 17.70	0.02%	2.88%	9.87%
2022	MRP*, 0.02% (a)	$11	184	$ 16.11	0.02%	1.82%	(12.45)%
2021	MRP*, 0.02% (a)	$10	189	$ 18.40	0.02%	0.64%	10.05%
2020	MRP*, 0.02% (a)	$9	148	$ 16.72	0.02%	1.32%	(13.13)%
MULTIMANAGER CORE BOND
2024	MRP*, 0.02% (a)	$24	264	$ 11.23	0.02%	3.50%	1.91%
2023	MRP*, 0.02% (a)	$29	323	$ 11.02	0.02%	2.83%	5.05%
2022	MRP*, 0.02% (a)	$43	449	$ 10.49	0.02%	2.26%	(12.73)%
2021	MRP*, 0.02% (a)	$64	774	$ 12.02	0.02%	1.39%	(1.48)%
2020	MRP*, 0.02% (a)	$85	1,034	$ 12.20	0.02%	1.89%	6.27%
MULTIMANAGER TECHNOLOGY
2024	RIA*, 0.00% (a)	—(b)	—	$1,261.12	0.00%	0.00%	26.09%
	MRP*, 0.02% (a)	$76	9,127	$ 119.38	0.02%	0.00%	26.07%
2023	RIA*, 0.00% (a)	—(b)	—	$1,000.18	0.00%	0.00%	49.54%
	MRP*, 0.02% (a)	$88	8,327	$ 94.69	0.02%	0.00%	49.52%
2022	RIA*, 0.00% (a)	—(b)	—	$ 668.82	0.00%	0.00%	(37.30)%
	MRP*, 0.02% (a)	$92	5,854	$ 63.33	0.02%	0.00%	(37.31)%
2021	RIA*, 0.00% (a)	—(b)	—	$1,066.64	0.00%	0.00%	20.82%
	MRP*, 0.02% (a)	$100	10,146	$ 101.02	0.02%	0.00%	20.81%
2020	RIA*, 0.00% (a)	—(b)	—	$ 882.81	0.00%	0.13%	53.27%
	MRP*, 0.02% (a)	$115	9,602	$ 83.62	0.02%	0.13%	53.23%
TARGET 2015 ALLOCATION
2024	MRP*, 0.02% (a)	$31	540	$ 17.27	0.02%	3.50%	4.73%
2023	MRP*, 0.02% (a)	$34	560	$ 16.49	0.02%	2.44%	9.93%
2022	MRP*, 0.02% (a)	$35	524	$ 15.00	0.02%	1.93%	(14.19)%
2021	MRP*, 0.02% (a)	$36	630	$ 17.48	0.02%	1.31%	6.26%
2020	MRP*, 0.02% (a)	$51	840	$ 16.45	0.02%	1.91%	10.25%

FSA-102

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2024

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
TARGET 2025 ALLOCATION
2024	MRP*, 0.02% (a)	$62	1,315	$ 21.33	0.02%	2.41%	8.66%
2023	MRP*, 0.02% (a)	$69	1,362	$19.63	0.02%	1.98%	13.60%
2022	MRP*, 0.02% (a)	$74	1,274	$17.28	0.02%	1.41%	(15.25)%
2021	MRP*, 0.02% (a)	$88	1,786	$20.39	0.02%	1.72%	10.76%
2020	MRP*, 0.02% (a)	$120	2,204	$18.41	0.02%	1.77%	12.19%

TARGET 2035 ALLOCATION
2024	MRP*, 0.02% (a)	$39	951	$24.30	0.02%	2.06%	11.47%
2023	MRP*, 0.02% (a)	$41	885	$21.80	0.02%	1.66%	16.52%
2022	MRP*, 0.02% (a)	$45	838	$18.71	0.02%	1.31%	(16.29)%
2021	MRP*, 0.02% (a)	$50	1,110	$22.35	0.02%	1.69%	14.03%
2020	MRP*, 0.02% (a)	$70	1,375	$19.60	0.02%	1.46%	13.69%

TARGET 2045 ALLOCATION
2024	MRP*, 0.02% (a)	$81	2,113	$25.98	0.02%	1.75%	12.96%
2023	MRP*, 0.02% (a)	$85	1,948	$23.00	0.02%	1.52%	18.07%
2022	MRP*, 0.02% (a)	$91	1,768	$19.48	0.02%	1.23%	(16.79)%
2021	MRP*, 0.02% (a)	$95	2,233	$23.41	0.02%	1.83%	16.29%
2020	MRP*, 0.02% (a)	$104	2,102	$20.13	0.02%	1.41%	14.05%

TARGET 2055 ALLOCATION
2024	MRP*, 0.02% (a)	$2	38	$21.79	0.02%	1.39%	14.26%
2023	MRP*, 0.02% (a)	$2	35	$19.07	0.02%	1.02%	19.86%
2022	MRP*, 0.02% (a)	$4	57	$15.91	0.02%	0.51%	(17.61)%
2021	MRP*, 0.02% (a)	$9	166	$19.31	0.02%	1.80%	18.25%
2020	MRP*, 0.02% (a)	$10	171	$16.33	0.02%	1.46%	14.92%

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
2024	MRP*, 0.02% (a)	$228	2,481	$10.88	0.02%	2.81%	1.21%
2023	MRP*, 0.02% (a)	$245	2,635	$10.75	0.02%	2.47%	5.60%
2022	MRP*, 0.02% (a)	$242	2,462	$10.18	0.02%	2.12%	(13.29)%
2021	MRP*, 0.02% (a)	$292	3,426	$11.74	0.02%	2.03%	(1.68)%
2020	MRP*, 0.02% (a)	$354	4,227	$11.94	0.02%	2.24%	7.57%

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
2024	MRP*, 0.02% (a)	$378	8,951	$23.66	0.02%	1.24%	23.74%
2023	MRP*, 0.02% (a)	$370	7,068	$19.12	0.02%	1.13%	25.87%
2022	MRP*, 0.02% (a)	$360	5,472	$15.19	0.02%	1.37%	(19.59)%
2021	MRP*, 0.02% (a)	$324	6,127	$18.89	0.02%	1.09%	25.60%
2020	MRP*, 0.02% (a)	$267	4,022	$15.04	0.02%	1.69%	20.51%

(a)	Contract charge as described in footnote 7 included in these financial statements.
(b)	Amount rounds to less than 500 units.
*	For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
***	For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
(+)	Rates charged for the year ended December 31, 2024 are reflected under “Contract Charges” shown for each unit value class in the Statement of Assets and Liabilities.

FSA-103

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Concluded)

December 31, 2024

9.	Financial Highlights (Concluded)

#	This ratio represents the amount of dividend income, excluding distribution from net realized gains, received by the Variable Investment Options from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

On January 24, 2025, the 1290 Retirement Date Variable Investment Options (“Removed Funds”) were substituted for the corresponding American Funds Insurance Series Target Date Variable Investment Options (“Replacement Funds”). After the substitution, the Removed Funds were eliminated as Variable Investment Options.

Removed Funds	Replacement Funds
1290 Retirement 2020	American Funds IS® 2020 Target Date Fund
1290 Retirement 2025	American Funds IS® 2025 Target Date Fund
1290 Retirement 2030	American Funds IS® 2030 Target Date Fund
1290 Retirement 2035	American Funds IS® 2035 Target Date Fund
1290 Retirement 2040	American Funds IS® 2040 Target Date Fund
1290 Retirement 2045	American Funds IS® 2045 Target Date Fund
1290 Retirement 2050	American Funds IS® 2050 Target Date Fund
1290 Retirement 2055	American Funds IS® 2055 Target Date Fund

FSA-104